    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 18, 2000
                     REGISTRATION NOS. 33-39133 AND 811-6241

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                              --------------------

                                    FORM N-1A


                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933        /X/
                           PRE-EFFECTIVE AMENDMENT NO.       / /
                         POST-EFFECTIVE AMENDMENT NO. 25     /X/
                             REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940    /X/
                                AMENDMENT NO. 27             /X/
                        (CHECK APPROPRIATE BOX OR BOXES)

                           -------------------------

                               LOOMIS SAYLES FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                     ONE FINANCIAL CENTER, BOSTON, MA 02111
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 482-2450

         NAME AND ADDRESS
         OF AGENT FOR SERVICE                      COPY TO
         --------------------                      -------

         SHEILA M. BARRY, ESQ.                     TRUMAN S. CASNER, ESQ.
         LOOMIS, SAYLES & COMPANY, L.P.            ROPES & GRAY
         ONE FINANCIAL CENTER                      ONE INTERNATIONAL PLACE
         BOSTON, MA  02111                         BOSTON, MA  02110


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

/ /     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485

/ /     ON _______________ PURSUANT TO PARAGRAPH (B)

/ /     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

/ /     ON _______________ PURSUANT TO PARAGRAPH (A)(1)

/ /     75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

/X/     ON AUGUST 1, 2000 PURSUANT TO PARAGRAPH (A)(2)

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

        THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                               -------------------

                                PROSPECTUS
[LOGO]                          AUGUST 1, 2000
EQUITY FUNDS

                          LOOMIS SAYLES RESEARCH FUND

Loomis, Sayles & Company, L.P., which has been an investment adviser since 1926, is the investment adviser of the Fund.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

TABLE OF CONTENTS


RISK/RETURN SUMMARY                                  1
  General Information                                1
  Loomis Sayles Research Fund                        2
  Summary of Principal Risks                         3

EXPENSES OF THE FUND                                 5

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS
AND RISK CONSIDERATIONS                              7

MANAGEMENT                                          12
  Investment Adviser                                12
  Portfolio Managers                                12
  Distribution Plan and Other Fees                  13

GENERAL INFORMATION                                 14
  Pricing                                           14
  How to Purchase Shares                            14
  How to Redeem Shares                              16
  How to Exchange Shares                            17
  Dividends and Distributions                       18
  Tax Consequences                                  19

RISK/RETURN SUMMARY

GENERAL INFORMATION

The following is a summary of certain key information about the Loomis Sayles Research Fund. You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary.

This Risk/Return summary describes the Fund's objectives, principal investment strategies, and principal risks. The summary includes a short discussion of some of the principal risks of investing in the Fund. A further discussion of these and other principal risks begins after this summary.

A more detailed description of the Fund, including some of the additional risks associated with investing in the Fund, can be found further back in this Prospectus after the Summary of Principal Risks. Please be sure to read this additional information before you invest.

You can lose money by investing in the Fund. The Fund may not achieve its objective and is not intended to be a complete investment program. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                        LOOMIS SAYLES FUNDS    1

LOOMIS SAYLES RESEARCH FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term growth.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests substantially all of its assets in common stocks or their equivalent. The Fund focuses on stocks of large capitalization companies, but may invest in companies of any size.

Loomis Sayles industry research analysts, who are grouped in teams representing the sectors of the S&P 500, meet by team to decide which securities to buy and sell. The teams meet regularly to compare fundamental trends across the various industries in the sector and use this information along with common valuation procedures to determine the most attractive investment opportunities. The analysts seek companies with favorable fundamental characteristics including: strong revenue growth, improving profit margins, accelerating earnings growth, or other areas of intrinsic value that the analysts believe are not correctly valued by the market. Sell decisions are made when there is a deterioration in fundamentals, a stock reaches a target price, or when a more attractive opportunity is found. The fund allocates its assets across sectors in weightings that are relatively similar to the S&P 500. It expects to rebalance as needed on a quarterly basis. The Fund's portfolio typically will consist of 40 to 60 issuers.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may engage in foreign currency hedging transactions options and futures transactions, and securities lending. The Fund may also invest in Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
- market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
- liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them);
- management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses);
- foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes); and
- currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates).

PERFORMANCE No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in the Fund will fluctuate with changes in the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect the Fund's portfolio as a whole. The Fund could be subject to additional principal risks because the types of investments made by the Fund can change over time.

MARKET RISK

This is the risk that the value of the Fund's investments will change as financial markets fluctuate and that prices overall may decline. The value of a company's stock may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. The value of a company's stock also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds or other debt. For this reason, the value of the stock will usually react more strongly than bonds and other fixed income securities to actual or perceived changes in the company's financial condition or prospects.

Market risk generally is greater for the Fund when it invests substantially in small and medium-sized companies, since these companies tend to be more vulnerable to adverse developments than large companies.

MANAGEMENT RISK

Management risk is the risk that Loomis Sayles' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for it, but there can be no guarantee that Loomis Sayles' decisions will produce the desired results. For example, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may determine not to use them, even under market conditions where their use could have benefited the Fund.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these illiquid securities at an advantageous price. Derivatives and securities that involve substantial credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.

                                                        LOOMIS SAYLES FUNDS    3

FOREIGN RISK

This is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments can cause the value of the Fund's investments in a foreign country to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire investment.

CURRENCY RISK

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may cause the value of the Fund's investments to decline. The Fund is subject to currency risk because it may invest in securities denominated in, or receiving revenues in, foreign currencies.

EXPENSES OF THE FUND

The following table presents the expenses that you would pay if you buy and hold shares of the Fund.

The Fund does not impose a sales charge, a redemption fee, or an exchange fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                                          Fee
                                                                                    Total Annual        Waiver/
                                  Management      Distribution         Other       Fund Operating     Reimburse-        Net
Fund/Class                           Fees         (12b-1) Fees       Expenses*        Expenses          ment**       Expenses**
-------------------------------------------------------------------------------------------------------------------------------
 Loomis Sayles Research Fund
    Institutional Class              0.75%            none             .44%             1.19%             .04           1.15
    Retail Class                     0.75%            .25%             .48%             1.48%             .08           1.40
-------------------------------------------------------------------------------------------------------------------------------
 *    OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
 **   REFLECTS LOOMIS SAYLES' CONTRACTUAL OBLIGATION TO LIMIT THE FUND'S EXPENSES THROUGH FEBRUARY 1, 2001.
-------------------------------------------------------------------------------------------------------------------------------

                                                        LOOMIS SAYLES FUNDS    5

EXAMPLE

The following example translates the "Total Annual Fund Operating Expenses" column shown in the preceding table into dollar amounts. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example makes certain assumptions. It assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please remember that this example is hypothetical, so that your actual costs and returns may be higher or lower.

Fund/Class                                      1 year*     3 years*
---------------------------------------------------------------------
 Loomis Sayles Research Fund
    Institutional Class                           117         374
    Retail Class                                  143         460
---------------------------------------------------------------------
 * EXPENSES SHOWN INCLUDE THE FEE WAIVER/REIMBURSEMENT FOR THE FIRST
YEAR OF EACH PERIOD.

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS AND RISK CONSIDERATIONS

This section provides more information on the Fund's investments and risk considerations. Except any investment policies that are identified as "fundamental," all of the investment policies and strategies of the Fund may be changed without a vote of the Fund's shareholders.

The Fund may use any of the investment strategies described in this section. Some of these investment strategies are principal investment strategies for the Fund, while others are secondary investment strategies for the Fund.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, the Fund may invest any portion of its assets in cash or in any securities Loomis Sayles deems appropriate. Although Loomis Sayles has the option to use these defensive strategies, Loomis Sayles may choose not to use them for a variety of reasons, even in very volatile market conditions. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

PORTFOLIO TURNOVER

Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the assets of the Fund. The Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending upon the volatility of economic and market conditions. High portfolio turnover may generate higher costs and higher levels of taxable gains, both of which may hurt the performance of your investment.

COMMON STOCKS AND OTHER EQUITY SECURITIES

Common stocks and their equivalents, together called "equity securities," are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices.

    GROWTH STOCKS

    Stocks of companies that Loomis Sayles believes have earnings that will grow faster than the economy as a whole are known as growth stocks. The Fund generally invests a significant portion of its assets in growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If Loomis Sayles' assessment of the prospects for a company's earnings growth is

                                                        LOOMIS SAYLES FUNDS    7
    wrong, or if its judgment of how other investors will value the company's earnings growth is wrong, then the price of that company's stock may fall or may not approach the value that Loomis Sayles has placed on it.

    VALUE STOCKS

    Stocks of companies that are not expected to experience significant earnings growth, but whose stocks Loomis Sayles believes are undervalued compared to their true worth, are known as value stocks. The Fund also may invest in value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If Loomis Sayles' assessment of a company's prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company's stock may fall or may not approach the value that Loomis Sayles has placed on it.

FOREIGN SECURITIES

Securities of issuers organized or headquartered outside the United States are foreign securities. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities.

Foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are generally not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of investments in those countries. The Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities, and delays and disruptions in securities settlement procedures.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected by changes in currency exchange rates, exchange control regulations, or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which the Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

In addition, although part of the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars, and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of foreign currency required to be converted into U.S. dollars will be greater than the equivalent amount in foreign currency of the expenses at the time they were incurred.

In determining whether to invest assets of the Fund in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

FOREIGN CURRENCY HEDGING TRANSACTIONS

Foreign currency hedging transactions are an effort to protect the value of specific portfolio positions or to anticipate changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options and will be treated as illiquid assets. The Fund may not be able to dispose of over-the-counter options readily.

Foreign currency transactions involve costs and may result in losses.

OPTIONS AND FUTURES TRANSACTIONS

Options and futures transactions involve the Fund buying, selling, or writing options (or buying or selling futures contracts) on securities, securities indices, or currencies. The Fund may engage in these transactions either to enhance investment return or to hedge against changes in the value of other assets that the

                                                        LOOMIS SAYLES FUNDS    9

Fund owns or intends to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If the Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by the Fund is less than the price of the offsetting purchase, the Fund will realize a loss.

The value of options purchased by the Fund and futures contracts held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When the Fund writes a call option or sells a futures contract without holding the underlying securities, currencies, or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency, or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange-traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity.

The options and futures markets of foreign countries are small compared to those of the U.S. and consequently are characterized in most cases by less liquidity than U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

SECURITIES LENDING

Securities lending involves the Fund lending its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

RULE 144A SECURITIES

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by Loomis Sayles Funds' trustees, that a particular issue of Rule 144A securities is liquid.

                                                       LOOMIS SAYLES FUNDS    11

MANAGEMENT

INVESTMENT ADVISER

The Board of Trustees of Loomis Sayles Funds oversees the Fund and supervises the Fund's investment adviser, Loomis, Sayles & Company, L.P. ("Loomis Sayles"), which is located at One Financial Center, Boston, Massachusetts.

Loomis Sayles was founded in 1926 and is one of the country's oldest and largest investment firms. Loomis Sayles is responsible for making investment decisions for the Fund and for managing the Fund's other affairs and business, including providing executive and other personnel for the management of the Fund.

As previously described in the "Expenses of the Fund" section, the Fund pays Loomis Sayles a monthly investment advisory fee, also known as a management fee, at the annual rate of 0.75% of its average net assets for these services.

Certain expenses incurred by the Fund would be higher if not for Loomis Sayles' contractual obligation to limit the Fund's expenses through February 1, 2001.

PORTFOLIO MANAGERS

Lauriann Kloppenburg leads a team of Loomis Sayles research analysts in managing the Fund. Ms. Kloppenburg, who is Vice President and Director of Equity Research, has been employed by Loomis Sayles since 1982.

INVESTMENT ADVISER'S PAST PERFORMANCE

Prior performance of the Loomis Sayles Research Account (the "Account") represents the total returns of a segment of the Loomis Sayles Pension Plan managed by the Loomis Sayles. Aside from the Loomis Sayles Research Fund limiting its holdings to between 40 and 60 issuers, the investment objective, policies and strategies are substantially similar to those of the Account. However, because the Fund is designed to be more focused, performance is more likely to vary relative to the S&P 500 Index than that of the Account. The performance information shown below for the Account is adjusted to give effect to the projected expenses for the Fund's Retail Class for the 2000 fiscal year. This information is provided merely to illustrate the past performance of the Account measured against a specified market index, and does not represent the performance of the Fund, which does not yet have a performance record of its own. Investors should not consider this performance data as an indication of future performance of the Fund or Loomis Sayles. The Account is not subject to frequent inflows and outflows of assets as are most mutual funds, including the Fund. Such inflows and outflows of assets make it more difficult to manage the Fund and thus may adversely affect its performance relative to the Account. In addition, the Account is not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended and Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the Account could have been lower than what is shown had it been regulated as registered investment company under the federal securities laws.

BAR CHART
------------------------------------------------------------------------

                                 CHART TO COME

PERFORMANCE TABLE The following table compares the performance of the Account to the Standard & Poor's 500 Index, a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Account's performance to a broad-based market index.

                          AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
------------------------------------------------------------------------------
                                                           1 Year     5 Years   10 Years
----------------------------------------------------------------------------------------
LOOMIS SAYLES ACCOUNT
S&P 500 INDEX

DISTRIBUTION PLAN AND OTHER FEES

For the Retail Class of the Fund, the Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay fees for the sale and distribution of Retail Class shares and for services provided to shareholders. This 12b-1 fee currently is .25% of the Fund's average daily net assets attributable to its Retail Class shares. Because these 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Fund a continuing fee at an annual rate of up to .25% of the value of either Class of Fund shares held for those customers' accounts, although this continuing fee is paid by Loomis Sayles out of its own assets and is not assessed against the Fund.

                                                       LOOMIS SAYLES FUNDS    13

GENERAL INFORMATION

PRICING

The price of the Fund's shares is based on its net asset value ("NAV"). The NAV per share of the Fund equals the total value of its assets, less its liabilities, divided by the number of outstanding shares. Shares are valued as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading.

The Fund values its investments for which market quotations are readily available at market value. The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. The Fund values all other investments and assets at fair value.

The Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Fund's shares may change on days when shareholders are not able to buy or sell shares. If events materially affecting the values of the Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these foreign investments may be valued at their fair value.

HOW TO PURCHASE SHARES

You can buy shares of the Fund in the following way:
- BY MAIL You can mail a completed application form, which is available by calling Boston Financial Data Services at 800-626-9390, along with a check payable to State Street Bank and Trust Company for the amount of your purchase to:

  Boston Financial Data Services
 P.O. Box 8314
 Boston, MA 02266-8314
 Attn: Loomis Sayles Funds

THROUGH A FINANCIAL ADVISER Your financial adviser will be responsible for furnishing all necessary documents to Loomis Sayles or Boston Financial Data Services. Your financial adviser may charge you for his or her services.

THROUGH SYSTEMATIC INVESTING You can make regular investments of $50 or more per month through automatic deductions from your bank checking or savings account. Applications are available through your financial adviser or by calling Loomis Sayles at 800-626-9390.

THROUGH A BROKER-DEALER You may purchase shares of the Fund through a broker-dealer that has been approved by Loomis Sayles Distributors, L.P., which can be contacted at One Financial Center, Boston, MA 02111 (800-633-3330).

The Fund sells its shares at the NAV next calculated after Boston Financial Data Services receives a properly completed investment order. Boston Financial Data Services generally must receive your properly completed order before the close of regular trading on the New York Stock Exchange for your shares to be bought or sold at the Fund's NAV on that day.

Shares of the Fund may be purchased by (1) cash, (2) exchanging shares of the same Class of any other Loomis Sayles Fund, provided the value of the shares exchanged meets the investment minimum of the Fund, (3) exchanging securities acceptable to Loomis Sayles, or (4) a combination of such methods. The exchange of securities for shares of the Fund is subject to various restrictions, as described in the Statement of Additional Information.

All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company. The Fund will not accept checks made payable to anyone other than State Street Bank and Trust Company (including checks made payable to you) or starter checks. When you make an investment by check or by periodic account investment, to ensure that your investment has cleared, you will not be permitted to redeem that investment until it your check has cleared or has been in your account for 15 days.

After your account has been established, you may send subsequent investments directly to Boston Financial Data Services at the above address. Please include either the account identification slip detached from your account statement or a note containing the Fund's name, your account number and your name, address, telephone number, and social security number.

You also may wire subsequent investments to the Fund by using the following wire instructions:

 State Street Bank and Trust Company
 Boston, MA 02101
 ABA No. 011000028
 DDA 9904-622-9
 (Your account number)
 Attn: Custody and Shareholder Services
 Loomis Sayles Research Fund

Your bank may charge a fee for transmitting funds by wire.

The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

The Fund's shares may be purchased by all types of tax-deferred retirement plans. If you wish to open an individual retirement account (IRA) with the Fund, Loomis Sayles has retirement plan forms available.

The minimum initial investment for the Fund generally is $250,000 for Institutional Class shares and $5,000 for Retail Class shares. Loomis Sayles Funds may waive these minimums in its sole discretion.

                                                       LOOMIS SAYLES FUNDS    15

Each subsequent investment must be at least $50.

HOW TO REDEEM SHARES

You can redeem shares of the Fund any day the New York Stock Exchange is open. If you are redeeming shares that you purchased within the past 15 days by check or by periodic account investment, your redemption will be delayed until your payment for the shares clears.

Your redemptions generally will be sent to you via first class mail on the business day after your request is received. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the Statement of Additional Information, the Fund reserves the right to redeem shares in kind.

REDEMPTIONS THROUGH YOUR FINANCIAL ADVISER Your adviser must receive your request in proper form before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. Your adviser will be responsible for furnishing all necessary documents to Loomis Sayles on a timely basis and may charge you for his or her services.

REDEMPTIONS FROM THE FUND Boston Financial Data Services must receive your redemption request in proper form before the close of regular trading on the New York Stock Exchange in order for you to receive that day's NAV.

You may make redemptions directly from the Fund either by mail or by telephone.
- BY MAIL Send a signed letter of instruction that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number, social security number, and the number of shares or dollar amount to be redeemed to the following address:

  Boston Financial Data Services
 PO Box 8314
 Boston, MA 02266-8314
 Attn: Loomis Sayles Funds

  If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

- BY TELEPHONE You may redeem shares by calling Boston Financial Data Services at 800-626-9390. Proceeds from telephone redemption requests can be wired to your bank account or sent by check in the name of the registered owner(s) to the record address.

  Before Boston Financial Data Services can wire redemption proceeds to your bank account, you must provide specific wire instructions to Boston Financial Data Services at the time you open your account or make any subsequent investments. A wire fee (currently $5) will be deducted from the proceeds of each wire.

  A telephone redemption request must be received by Boston Financial Data Services prior to the close of regular trading on the New York Stock Exchange. If you telephone a redemption request after the Exchange closes or on a day when the Exchange is not open for business, Boston Financial Data Services cannot accept the request, and you must make a new redemption request during regular trading on the Exchange.

  The maximum value of shares that you may redeem by telephone is $50,000. For your protection, telephone redemption requests will not be permitted if Boston Financial Data Services or the Fund has been notified of an address change for your account within the preceding 30 days. Unless you indicate otherwise on your account application, Boston Financial Data Services will be authorized to accept redemption and transfer instructions by telephone. If you prefer, you can decline telephone redemption and transfer privileges.

  The telephone redemption privilege may be modified or terminated by the Fund without notice. Certain of the telephone redemption procedures may be waived for holders of Institutional Class shares.

SYSTEMATIC WITHDRAWAL PLAN If the value of your account is $25,000 or more, you can have periodic redemptions automatically paid to you or to someone you designate. Please call 800-626-9390 for information or to set up a systematic withdrawal plan.

SIGNATURE GUARANTEE You must have your signature guaranteed by a bank, broker-dealer, or other financial institution that can issue a signature guarantee for the following types of redemptions:
- If you are redeeming shares worth more than $50,000.
- If you are requesting that the proceeds check be made out to someone other than the registered owner(s) or sent to an address other than the record address.
- If the account registration has changed within the past 30 days.
- If you are instructing us to wire the proceeds to a bank account not designated on the application.

Please note that a notary public cannot provide a signature guarantee. This guaranteed signature requirement may be waived by Loomis Sayles in certain cases.

REDEMPTION BY THE FUND If you own fewer shares than the minimum set by the Trustees, the Fund may redeem your shares and send you the proceeds.

HOW TO EXCHANGE SHARES

You may exchange shares of the Fund for shares of the same Class of any other Loomis Sayles Fund that offers that Class of shares or for shares of certain money market funds advised by Nvest Funds Management, L.P., an affiliate of Loomis Sayles.

                                                       LOOMIS SAYLES FUNDS    17

The value of Fund shares that you wish to exchange must meet the investment minimum of the new fund. Exchanges into the Loomis Sayles High Yield Fund must be specially approved by Loomis Sayles. Please call 800-633-3330 (option 6) prior to requesting this transaction.

You may make an exchange by sending a signed letter of instruction or by telephone unless you have elected on your account application to decline telephone exchange privileges.

Since excessive exchange activity may interfere with portfolio management and may have an adverse effect on other shareholders of the Fund, the exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market. The Fund reserves the right to terminate or limit your exchange privilege if you make more than four exchanges in a calendar year. The Fund may terminate the exchange privilege upon 60 days' notice to shareholders.

Please remember that an exchange may be a taxable event for federal and/or state income tax purposes, so that you may realize a gain or loss that is subject to income tax.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays its net investment income to shareholders as dividends annually. The Fund also distributes all of its net capital gains realized from the sale of portfolio securities. The Fund typically will make capital gain distributions annually, but the Fund may make more frequent capital gain distributions.

You may choose to:
- Reinvest all distributions in additional shares.
- Receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested.

TAX CONSEQUENCES

For federal income tax purposes, distributions of investment income from the Fund are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the capital gains, rather than by how long you have owned your shares of the Fund. Distributions of short-term capital gains, which result from the sale of securities that the Fund had held for one year or less, are taxable as ordinary income. Properly designated distributions of long-term capital gains, which result from the sale of securities that the Fund had held for more than one year, are taxable as long-term capital gains (generally at a 20% federal income tax rate for noncorporate shareholders).

Distributions of income and capital gains are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of the Fund, while in effect a return of capital to you, the dividend or distribution is taxable, as described above. This is called "buying a dividend" and should be avoided, if possible.

The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's yield on these securities. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities may increase or accelerate the Fund's recognition of income and may affect the timing or amount of the Fund's distributions.

In addition to income tax on the Fund's distributions, any gain that results if you sell or exchange your shares generally is subject to income tax. You should consult your tax adviser for more information on how an investment in the Fund affects your own tax situation.

                                                       LOOMIS SAYLES FUNDS    19

FOR MORE INFORMATION ABOUT THE FUND:

The Fund's statement of additional information (SAI) provides additional information about the Fund. The SAI is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

You may get free copies of the SAI, request other information about the Fund and other Loomis Sayles Funds, or make shareholder inquiries by contacting your financial adviser, by visiting the Loomis Sayles web site at http://www.loomissayles.com, or by calling Loomis Sayles toll-free at 800-633-3330.

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, DC. You may call the Commission at 202-942-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Fund on the EDGAR Database on the Commission's web site at http://www.sec.gov. You may obtain these reports and other information about the Fund, with payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-0102, or via e-mail (publicinfo@sec.gov). You may need to refer to the Fund's file number, which is listed at the bottom of this page.

Loomis Sayles Funds
One Financial Center
Boston, MA 02111
800-633-3330
www.loomissayles.com

File No. 811-6241

[LOGO]

                            STATEMENT OF ADDITIONAL
                                  INFORMATION


                                     FEBRUARY 1, 2000, AS REVISED AUGUST 1, 2000


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE PROSPECTUS OR PROSPECTUSES OF EACH SERIES ("FUND") OF LOOMIS SAYLES FUNDS DATED FEBRUARY 1, 2000, AS REVISED FROM TIME TO TIME. EACH REFERENCE TO THE PROSPECTUS IN THIS STATEMENT OF ADDITIONAL INFORMATION SHALL INCLUDE ALL OF THE FUNDS' CURRENT PROSPECTUSES, UNLESS OTHERWISE NOTED. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE APPLICABLE PROSPECTUS. A COPY OF EACH PROSPECTUS MAY BE OBTAINED FROM LOOMIS SAYLES FUNDS, ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111.

LOOMIS SAYLES FUNDS

    - Loomis Sayles Aggressive Growth Fund

    - Loomis Sayles Bond Fund

    - Loomis Sayles Core Value Fund

    - Loomis Sayles Emerging Markets Fund

    - Loomis Sayles Global Bond Fund

    - Loomis Sayles Global Technology Fund

    - Loomis Sayles Growth Fund

    - Loomis Sayles High Yield Fund

    - Loomis Sayles Intermediate Maturity Bond Fund

    - Loomis Sayles International Equity Fund

    - Loomis Sayles Investment Grade Bond Fund

    - Loomis Sayles Mid-Cap Value Fund

    - Loomis Sayles Municipal Bond Fund


    - Loomis Sayles Research Fund


    - Loomis Sayles Short-Term Bond Fund

    - Loomis Sayles Small Cap Growth Fund

    - Loomis Sayles Small Cap Value Fund

    - Loomis Sayles U.S. Government Securities Fund

    - Loomis Sayles Worldwide Fund

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
THE TRUST...................................................      3

INVESTMENT STRATEGIES AND RISKS.............................      3

    Investment Restrictions.................................      3

    Investment Strategies...................................      6

    U.S. Government Securities..............................      6

    When-Issued Securities..................................      7

    Zero Coupon Bonds.......................................      7

    Repurchase Agreements...................................      8

    Real Estate Investment Trusts...........................      8

    Rule 144A Securities....................................      8

    Tax-Exempt Fixed Income Securities......................      8

    Foreign Currency Transactions...........................     10

    Options.................................................     10

    Small Companies.........................................     12

    Private Placements......................................     12

    Closed-end Investment Companies and Unit Investment
     Trusts.................................................     12

MANAGEMENT OF THE TRUST.....................................     13

PRINCIPAL HOLDERS...........................................     17

INVESTMENT ADVISORY AND OTHER SERVICES......................     24

PORTFOLIO TRANSACTIONS AND BROKERAGE........................     29

DESCRIPTION OF THE TRUST....................................     31

    Voting Rights...........................................     32

    Shareholder and Trustee Liability.......................     33

    How to Buy Shares.......................................     33

    Net Asset Value.........................................     33

SHAREHOLDER SERVICES........................................     34

    Open Accounts...........................................     34

    Systematic Withdrawal Plan..............................     34

    Exchange Privilege......................................     35

    IRAs....................................................     35

    Redemptions.............................................     35

INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX
  STATUS....................................................     36

FINANCIAL STATEMENTS........................................     39

CALCULATION OF YIELD AND TOTAL RETURN.......................     39

PERFORMANCE COMPARISONS.....................................     40

PERFORMANCE DATA............................................     43

APPENDIX A--PUBLICATIONS AND OUTLETS THAT MAY CONTAIN FUND
  INFORMATION...............................................     48

APPENDIX B--ADVERTISING AND PROMOTIONAL LITERATURE..........     50

                                   THE TRUST


    Loomis Sayles Funds (the "Trust") is a diversified, registered, open-end management investment company. The Trust includes 20 series (collectively, the "Funds," with each series being known as a "Fund"). The Trust was organized as a Massachusetts business trust on February 20, 1991.


    Shares of the Funds are freely transferable and entitle shareholders to receive dividends as determined by the Trust's Board of Trustees and to cast a vote for each share held at shareholder meetings. The Trust generally does not hold shareholder meetings and expects to do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                        INVESTMENT STRATEGIES AND RISKS

    The investment objective and principal investment strategies of each Fund are described in the Prospectus. The investment policies of each Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval, except that the investment objective of each Fund as set forth in the Prospectus and any policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the relevant Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of that Fund present at a meeting at which more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares). Except in the case of the 15% limitation on illiquid securities, the percentage limitations set forth below and in the Prospectus will apply at the time a security is purchased and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such purchase.

INVESTMENT RESTRICTIONS

    In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of each Fund (and those marked with an asterisk are fundamental policies of each Fund):

Each Fund will not:

        (1) Invest in companies for the purpose of exercising control or management.

       *(2) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

       *(3) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

       *(4) Make loans, except that each Fund may lend its portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which a Fund may invest consistent with its investment policies is considered the making of a loan.)

        (5) With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's assets (taken at current value) would then be invested in securities of a single issuer. (For purposes of this restriction, the Loomis Sayles Municipal Bond Fund treats each state and each separate political subdivision, agency, authority or instrumentality of such state, each multistate agency or authority, and each guarantor, if any, of obligations of any such issuer as a separate issuer, provided that the assets and revenues of the issuer are separate from those of the government(s) that created the subdivision, agency, authority or instrumentality.)

        (6) With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

        (7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restriction (9) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

       *(8) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries). Tax-exempt securities issued by governments or political subdivisions of governments and purchased by the Loomis Sayles Municipal Bond Fund are not subject to this restriction, since such issuers are not members of any industry.


        (9) Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes, except that each of the Loomis Sayles Emerging Markets Fund, Loomis Sayles Global Technology Fund, and Loomis Sayles International Equity Fund also may borrow up to 10% of its net assets to facilitate settlement of purchase transactions in markets that have shorter settlement periods than the markets in which the Fund has sold securities and is awaiting the receipt of settlement proceeds. However as a fundamental policy, the Investment Grade Bond Fund may not borrow money in excess of 10% of its assets (taken at cost) or 5% of its assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary purposes.


       (10) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

       (11) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis, Sayles & Company, L.P. ("Loomis Sayles") or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

       (12) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

       (13) Write or purchase puts, calls, or combinations of both, except that each Fund may
    (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities, and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

      *(14) Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restriction (9) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

       (15) Certain Funds have other non-fundamental investment parameters, as listed below.

    LOOMIS SAYLES AGGRESSIVE GROWTH FUND

    The Fund normally will invest at least 65% of its assets in equity securities of companies with market capitalizations that fall within the capitalization range of companies included in the Russell Mid-Cap Growth Index.

    LOOMIS SAYLES BOND FUND

    The Fund normally will invest at least 65% of its assets in fixed income securities.

    LOOMIS SAYLES EMERGING MARKETS FUND

    The Fund normally will invest at least 65% of its assets in stocks or other equity securities of issuers located in countries with emerging securities markets.

    LOOMIS SAYLES GLOBAL BOND FUND

    The Fund normally will invest at least 65% of its assets in fixed income securities of issuers from at least three countries, which may include the United States, and no more than 40% of its assets in issuers headquartered in any one country.

    LOOMIS SAYLES GLOBAL TECHNOLOGY FUND

    The Fund normally will invest at least 65% of its assets in equity securities of technology companies located in the United States or abroad.

    LOOMIS SAYLES HIGH YIELD FUND

    The Fund normally will invest at least 65% of its assets in lower rated fixed income securities ("junk bonds").

    LOOMIS SAYLES INTERNATIONAL EQUITY FUND

    The Fund normally will invest at least 65% of its assets in equity securities of issuers from at least three countries outside the United States.

    LOOMIS SAYLES INVESTMENT GRADE BOND FUND

    The Fund normally will invest at least 65% of its assets in investment grade fixed income securities.

    LOOMIS SAYLES MID-CAP VALUE FUND

    The Fund normally will invest at least 65% of its assets in equity securities of companies with a market capitalization that falls within the capitalization range of companies included in the Standard & Poor's Mid-Cap 400 Index.

    LOOMIS SAYLES MUNICIPAL BOND FUND

    The Fund normally will invest at least 65% of its assets in fixed income securities.

    LOOMIS SAYLES SHORT-TERM BOND FUND

    The Fund normally will invest at least 65% of its assets in fixed income securities with a remaining maturity of five years or less.

    LOOMIS SAYLES SMALL CAP GROWTH FUND

    The Fund normally will invest at least 65% of its assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index.

    LOOMIS SAYLES SMALL CAP VALUE FUND

    The Fund normally will invest at least 65% of its assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index.

    LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

    The Fund normally will invest at least 65% of its assets in U.S. Government securities.

    Each Fund intends, based on the views of the staff of the Securities and Exchange Commission (the "SEC"), to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (12) above.

INVESTMENT STRATEGIES

    Except to the extent prohibited by a Fund's investment policies as set forth in the Prospectus or in this Statement of Additional Information, the investment strategies used by Loomis Sayles in managing each of the Funds may include investments in the types of securities described below.

U.S. GOVERNMENT SECURITIES

    U.S. Government securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities, and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association, and the Small Business Administration. More detailed information about some of these categories of U.S. Government securities follows.

    U.S. Treasury Bills--U.S. Treasury Bills are direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

    U.S. Treasury Notes and Bonds--U.S. Treasury Notes and Bonds are direct obligations of the U.S. Treasury that are issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

    "Ginnie Maes"--Ginnie Maes are debt securities issued by a mortgage banker or other mortgagee that represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Funds) each month. Unscheduled prepayments may be made by homeowners or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

    "Fannie Maes"--The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

    "Freddie Macs"--The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

    As described in the Prospectus, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

WHEN-ISSUED SECURITIES

    When-issued securities are agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities on a when-issued or delayed-delivery basis, it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed- delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

ZERO COUPON BONDS

    Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security, and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than non-zero coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

REPURCHASE AGREEMENTS

    Under a repurchase agreement, a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority, or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of income during this period, and (c) inability to enforce rights and the expenses involved in attempted enforcement.

REAL ESTATE INVESTMENT TRUSTS

    REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

    Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger securities.

RULE 144A SECURITIES

    Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers;
(3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades in the security.

TAX-EXEMPT FIXED INCOME SECURITIES

    Tax-exempt fixed income securities include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which tax-exempt fixed income securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. In addition, prior to the Tax Reform Act of 1986, certain debt obligations known as industrial development bonds could be issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations are included within the term tax-exempt fixed income securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax.

Interest on certain industrial development bonds used to fund the construction, equipment, repair, or improvement of privately operated industrial or commercial facilities may also be exempt from federal income tax. The Tax Reform Act of 1986 eliminated some types of tax-exempt industrial revenue bonds but retained others under the general category of "private activity bonds." The interest on so-called "private activity bonds" is exempt from ordinary federal income taxation but is treated as a tax preference item in computing a shareholder's alternative minimum tax liability. The Loomis Sayles Municipal Bond Fund may invest up to 20% of its net assets in private activity bonds.

    The Loomis Sayles Municipal Bond Fund may not be a desirable investment for "substantial users" of facilities financed by industrial development bonds or for "related persons" of substantial users. See "Income Dividends, Capital Gain Distributions and Tax Status."

    The two principal classifications of tax-exempt fixed income securities are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax-exempt industrial development bonds and private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such fixed income securities are usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such fixed income securities is the responsibility of the corporate user (and any guarantor).

    Prices and yields on tax-exempt fixed income securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of tax-exempt fixed income securities may not be as extensive as that made available by corporations whose securities are publicly traded.

    Obligations of issuers of tax-exempt fixed income securities are subject to the provisions of bankruptcy, insolvency, and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their tax-exempt fixed income securities may be materially affected, or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt fixed income securities or certain segments thereof, or materially affecting the credit risk with respect to particular fixed income securities. Adverse economic, business, legal, or political developments might affect all or a substantial portion of a Fund's tax-exempt fixed income securities in the same manner.

    From time to time the Loomis Sayles Municipal Bond Fund may have less than 80% of its net assets invested in tax-exempt fixed income securities (1) for defensive purposes when deemed prudent in the judgment of Loomis Sayles to protect shareholders' capital or (2) on a temporary basis for liquidity purposes or pending the investment of proceeds from sales of Fund shares. The ability of the Fund to invest in securities other than tax-exempt fixed income securities is limited by a requirement of the Code that at least 50% of the Fund's assets be invested in tax-exempt securities at the end of each calendar quarter in order to pass through to shareholders the tax-exempt interest earned by the Fund. See "Income Dividends, Capital Gain Distributions and Tax Status."

    The Loomis Sayles Municipal Bond Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets, or economic conditions. The

Fund may also sell tax-exempt fixed income securities due to changes in the adviser's evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for tax-exempt fixed income securities typically has been less liquid than that for taxable debt securities, and this may affect the Fund's ability to sell particular tax-exempt fixed income securities, especially in periods when other investors are attempting to sell the same securities.

FOREIGN CURRENCY TRANSACTIONS

    Since investment in securities of foreign issuers will usually involve currencies of foreign countries, and since a Fund may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of a Fund as measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversion between various currencies.

    A Fund may enter into forward contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or traded in a market in which settlement is made in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the investment is purchased or sold and the date on which payment is made or received.

    Second, when Loomis Sayles believes that the currency of a particular country may suffer a substantial decline against another currency, it may enter into a forward contract to sell, for a fixed amount of another currency, the amount of the first currency approximating the value of some or all of the Fund's portfolio investments denominated in the first currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in a currency will change as a consequence of market movements in the value of those investments between the date the forward contract is entered into and the date it matures.

    The Funds generally will not enter into forward contracts with a term of greater than one year.

    Options on foreign currencies are similar to forward contracts, except that one party to the option (the holder) is not contractually bound to buy or sell the specified currency. Instead, the holder has discretion whether to "exercise" the option and thereby require the other party to buy or sell the currency on the terms specified in the option. Options transactions involve transaction costs and, like forward contract transactions, involve the risk that the other party may default on its obligations (if the options are not traded on an established exchange) and the risk that expected movements in the relative value of currencies may not occur, resulting in an imperfect hedge or a loss to the Fund.

    Each Fund, in conjunction with its transactions in forward contracts, options, and futures, will maintain in a segregated account with its custodian liquid assets with a value, marked to market on a daily basis, sufficient to satisfy the Fund's outstanding obligations under such contracts, options, and futures.

OPTIONS

    An option entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange.

    If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option;

the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

    The use of options involves risks. One risk arises because of the imperfect correlation between movements in the price of options and movements in the price of the securities that are the subject of the hedge. A Fund's hedging strategies will not be fully effective if such imperfect correlation occurs.

    Price movement correlation may be distorted by illiquidity in the options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the trading activities of speculators in the options markets may create temporary price distortions unrelated to the market in the underlying securities.

    An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to accomplish the desired hedge. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

    The successful use of options depends in part on the ability of Loomis Sayles to forecast correctly the direction and extent of interest rate, stock price, or currency value movements within a given time frame. To the extent interest rates, stock prices, or currency values move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or the relevant stock price or relevant currency values move during the period that the Fund holds options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

    An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organization.

    The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets in illiquid securities. The Funds intend to comply with this position.

    Income earned by a Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of a Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

SMALL COMPANIES

    Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with more established companies. These companies often have limited product lines, markets, or financial resources, and they may be dependent upon a relatively small management group. Their securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations or market averages in general. The net asset values of funds that invest in companies with smaller capitalizations therefore may fluctuate more widely than market averages.

PRIVATE PLACEMENTS

    The Funds may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell the securities when Loomis Sayles believes that it is advisable to do so or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund's net asset value.

    While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often "restricted securities," which are securities that cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "Securities Act") or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

    The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations typically are less readily available for these securities. The judgment of Loomis Sayles may at times play a greater role in valuing these securities than in the case of unrestricted securities.

    Generally speaking, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public so that the Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

CLOSED-END INVESTMENT COMPANIES AND UNIT INVESTMENT TRUSTS

    A closed-end investment company is an investment company that does not redeem its shares on a daily basis. As a result, an investment in a closed-end investment company may be illiquid (hard to sell). A unit investment trust ("UIT") is an investment company that does not have a board of directors and that issues redeemable securities. Since the value of a closed-end investment company or UIT is based on the value of the individual securities it holds, that value will fall if the value of its underlying securities declines. As a shareholder in a closed-end investment company or UIT, a Fund will bear its ratable share of the investment company's expenses, including management fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar expenses of the Fund.

                            MANAGEMENT OF THE TRUST

    The trustees of the Trust supervise the affairs of the Trust and have the other responsibilities assigned to them by the laws of The Commonwealth of Massachusetts. The trustees and officers of the Trust, their ages, and their principal occupations during the past five years are as follows:

    JOSEPH ALAIMO (69)--Trustee. 727 N. Bank Lane, Lake Forest, Illinois. President, Wintrust Asset Management Company.

    PAUL G. CHENAULT (66)--Trustee. 6546 Neville Court, Mason, Ohio 45040. Retired; Trustee of Variable Investors Series Trust. From August 1997 to September 1997, Vice President of Loomis Sayles and prior to October 1995, Senior Vice President and Chief Investment Officer, XL Capital Ltd., Hamilton, Bermuda.

    RICHARD S. HOLWAY (73)--Trustee. 1314 Seaspray Lane, Sanibel, Florida. Retired. Formerly Senior Vice President, Loomis Sayles. Director, Sandwich Cooperative Bank.

    MICHAEL T. MURRAY (69)--Trustee. 404 N. Western Ave., Lake Forest, Illinois. Retired. Formerly Vice President, Loomis Sayles.

    DANIEL J. FUSS(1) (66)--President and Trustee. Vice Chairman and Director, Loomis Sayles.

    ROBERT J. BLANDING (52)--Executive Vice President. 555 California Street, San Francisco, California. President, Chairman, Director, and Chief Executive Officer, Loomis Sayles.

    MARK W. HOLLAND (50)--Treasurer. Vice President and Director, Loomis Sayles.

    SHEILA M. BARRY (54)--Secretary and Compliance Officer. Assistant General Counsel and Vice President, Loomis Sayles. Formerly, Senior Counsel and Vice President, New England Funds, L.P.

    DAWN M. ALSTON-PAIGE (35)--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles.

    MARK BARIBEAU (40)--Vice President. Vice President, Loomis Sayles.

    JAMES C. CARROLL (49)--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles. Formerly Managing Director and Senior Energy Analyst at Paine Webber, Inc.

    PAMELA N. CZEKANSKI (41)--Vice President. Vice President, Loomis Sayles.

    E. JOHN DEBEER (61)--Vice President. Vice President, Loomis Sayles.

    WILLIAM H. EIGEN, JR. (62)--Vice President. Vice President, Loomis Sayles. Formerly Vice President, INVESCO Funds Group and Vice President, The Travelers Corp.

    CHRISTOPHER R. ELY (44)--Vice President. Vice President and Director, Loomis Sayles. Formerly Senior Vice President and Portfolio Manager, Keystone Investment Management Company, Inc.

    QUENTIN P. FAULKNER (60)--Vice President. Vice President, Loomis Sayles.

--------------

(1) Trustee deemed an "interested person" of the Trust, as defined by the 1940 Act.

    PHILIP C. FINE (50)--Vice President. Vice President, Loomis Sayles. Formerly Vice President and Portfolio Manager, Keystone Investment Management Company, Inc.

    KATHLEEN C. GAFFNEY (38)--Vice President. Vice President, Loomis Sayles.

    JOSEPH R. GATZ (38)--Vice President. Vice President, Loomis Sayles. Formerly, Portfolio Manager, Bank One Investment Advisers Corporation.

    ISAAC GREEN (38)--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Executive Vice President and Director, Loomis Sayles.

    DEAN GULIS (44)--Vice President. Vice President, Loomis Sayles. Formerly, Principal and Director of Research at Roney & Company.

    MARTHA F. HODGMAN (48)--Vice President. Vice President, Loomis Sayles.

    JOHN HYLL (45)--Vice President. 555 California Street, San Francisco, California.

    JEFFREY L. MEADE (49)--Vice President. Executive Vice President, Chief Operating Officer and Director, Loomis Sayles.

    ESWAR MENON (35)--Vice President. 555 California Street, San Francisco, California. Vice President, Loomis Sayles. Formerly Portfolio Manager at Nicholas Applegate Capital Management, Equity Analyst at Koaneman Capital Management, and Senior Engineer at Integrated Device Technology.

    ALEX MUROMCEW (36)--Vice President. 555 California Street, San Francisco, California. Vice President, Loomis Sayles. Formerly Portfolio Manager at Nicholas Applegate Capital Management and Investment Analyst at Teton Partners, L.P.

    KENT P. NEWMARK (61)--Vice President. 555 California Street, San Francisco, California. Vice President, Managing Partner and Director, Loomis Sayles.

    BRUCE G. PICARD, JR. (30)--Vice President. Vice President, Loomis Sayles.

    LAUREN B. PITALIS (39)--Vice President. Vice President, Loomis Sayles. Formerly Vice President and Assistant Secretary, Harris Associates Investment Trust.

    RICHARD D. SKAGGS (44)--Vice President. Vice President, Loomis Sayles.

    DAVID L. SMITH (46)--Vice President. Vice President, Loomis Sayles. Formerly Vice President and Portfolio Manager, Keystone Investment Management Company, Inc.

    SANDRA P. TICHENOR (50)--Vice President. 555 California Street, San Francisco, California. General Counsel, Executive Vice President, Secretary, Clerk and Director, Loomis Sayles. Formerly Partner, Heller, Ehrman, White & McAuliffe.

    JOHN TRIBOLET (29)--Vice President. 555 California Street, San Francisco, California. Vice President, Loomis Sayles. Formerly Portfolio Manager at Nicholas-Applegate Capital Management, MBA student at the University of Chicago, and investment banker, most recently at PaineWebber, Inc.


    JEFFREY W. WARDLOW (39)--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles.


    ANTHONY J. WILKINS (57)--Vice President. Executive Vice President and Director, Loomis Sayles.

    Previous positions during the past five years with Loomis Sayles are omitted if not materially different.

    Except as indicated above, the address of each trustee and officer of the Trust affiliated with Loomis Sayles is One Financial Center, Boston, Massachusetts. The Trust pays no compensation to its officers or to the trustees listed above who are directors, officers, or employees of Loomis Sayles. Each trustee who is not a director, officer, or employee of Loomis Sayles is compensated at the rate of $1,250 per Fund per annum.

                               COMPENSATION TABLE
                  FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999

                                                                                                           (5)
                                                                                                          TOTAL
                                                                       (3)                (4)         COMPENSATION
                                                    (2)            PENSION OR          ESTIMATED     FROM TRUST AND
                     (1)                         AGGREGATE     RETIREMENT BENEFITS      ANNUAL        FUND COMPLEX*
               NAME OF PERSON,                 COMPENSATION    ACCRUED AS PART OF    BENEFITS UPON       PAID TO
                  POSITION                      FROM TRUST        FUND EXPENSES       RETIREMENT         TRUSTEE
               ---------------                 ------------    -------------------   -------------   --------------
Joseph Alaimo, Trustee.......................   $ 5,312.50            N/A                 N/A          $ 5,312.50

Richard S. Holway, Trustee...................   $21,562.50            N/A                 N/A          $21,562.50

Michael T. Murray, Trustee...................   $21,562.50            N/A                 N/A          $21,562.50

Daniel J. Fuss, Trustee......................   $        0            N/A                 N/A          $        0

--------------

* No Trustee receives compensation from any mutual funds affiliated with Loomis Sayles, other than the Trust.


    As of June 30 2000, the officers and trustees of the trust collectively
owned beneficially the following percentages of each fund:   % of the Loomis
Sayles Aggressive Growth Fund, less than 1% of the Loomis Sayles Bond Fund,   %
of the Loomis Sayles Core Value Fund,   % of the Loomis Sayles Global Bond Fund,
  % of the Loomis Sayles Growth Fund,   % of the Loomis Sayles High Yield Fund,
  % of the Loomis Sayles Intermediate Maturity Bond Fund, 1.44% of the Loomis
Sayles International Equity Fund,   % of the Loomis Sayles Investment Grade Bond
Fund,   % of the Loomis Sayles Mid-Cap Value Fund, 8.30% of the Loomis Sayles
Municipal Bond Fund,   % of the Loomis Sayles Short-Term Bond Fund,   % of the
Loomis Sayles Small Cap Growth Fund, less than 1% of the Loomis Sayles Small Cap
Value Fund,   % of the Loomis Sayles U.S. Government Securities Fund, and   % of
the Loomis Sayles Worldwide Fund. These amounts include shares held by the Loomis Sayles Employees' Profit Sharing Plan (the "Profit Sharing Plan") for the accounts of officers and trustees of the Trust, but exclude all other holdings of the Profit Sharing Plan and the Loomis Sayles Funded Pension Plan (the "Pension Plan").



    As of June 30, 2000, the Pension Plan owned the following percentages of the
outstanding Institutional Class shares of the indicated Funds:   % of the Loomis
Sayles Aggressive Growth Fund, less than 1% of the Loomis Sayles Bond Fund,   %
of the Loomis Sayles Core Value Fund,   % of the Loomis Sayles Global Bond Fund,
7.39% of the Loomis Sayles Growth Fund,   % of the Loomis Sayles High Yield
Fund,   % of the Loomis Sayles Intermediate Maturity Bond Fund,   % of the
Loomis Sayles International Equity Fund,   % of the Loomis Sayles Mid-Cap Value
Fund, less than 1% of the Loomis Sayles Short-term Bond Fund,   % of the Loomis
Sayles Small Cap Growth Fund,   % of the Loomis Sayles Small Cap Value Fund,   %
of the Loomis Sayles U.S. Government Securities Fund, and 82.71% of the Loomis Sayles Worldwide Fund.



    As of June 30, 2000, the Profit Sharing Plan owned the following percentages
of the outstanding Institutional Class shares of the indicated Funds:   % of the
Aggressive Growth Fund, less than 1% of the Loomis Sayles Bond Fund,   % of the
Loomis Sayles Core Value Fund,   % of the Loomis Sayles Global Bond Fund,   % of
the Loomis Sayles Growth Fund,   % of the Loomis Sayles High Yield Fund,   % of
the Loomis Sayles Intermediate Maturity Bond Fund,   % of the Loomis Sayles
International Equity Fund, 30.02% of the Loomis Sayles Mid-Cap Value Fund, 12.54% of the Loomis Sayles Short-Term Bond Fund, 7.98% of the Loomis Sayles Small Cap Growth Fund, 4.04% of the Loomis Sayles Small Cap Value

Fund, 14.12% of the Loomis Sayles U.S. Government Securities Fund, and 13.33% of the Loomis Sayles Worldwide Fund.


    The trustee of the Pension Plan is Fleet Investment Management. The Pension Plan's Advisory Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan's shares. The trustees of the Profit Sharing Plan are E. John deBeer, Quentin P. Faulkner, Sandra P. Tichenor,
Larry K. Shaw, Kathleen C. Gaffney, Mark W. Holland, and Patrick P. Hurley, all of whom are officers and employees of Loomis Sayles and (except for Messrs. Hurley and Shaw) trustees or officers of the Trust. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts.

    For current and retired Trustees of the Trust, investment advisory clients of Loomis Sayles (and their directors, officers, and employees), and current and retired employees of Loomis Sayles and the parents, spouses, and children of the foregoing, the Trust has reduced the minimum initial investment for Institutional Class shares of each Fund to $2,500.

                               PRINCIPAL HOLDERS


    The following table provides information on the principal holders of each Fund. A principal holder is a person who owns of record or beneficially 5% or more of any class of a Fund's outstanding securities. Information provided in this table is as of June 30, 2000.


                           INSTITUTIONAL CLASS SHARES

                                                                                  PERCENTAGE OF
SHAREHOLDER                              ADDRESS                                   SHARES HELD
-----------                              -------                                  -------------

                              RETAIL CLASS SHARES

                                                                                  PERCENTAGE OF
SHAREHOLDER                              ADDRESS                                   SHARES HELD
-----------                              -------                                  -------------

                               ADMIN CLASS SHARES

                                                                                  PERCENTAGE OF
SHAREHOLDER                              ADDRESS                                   SHARES HELD
-----------                              -------                                  -------------


    To the extent that any shareholder listed above beneficially owns more than 25% of a Fund, it may be deemed to "control" such Fund within the meaning of the 1940 Act. The Loomis, Sayles & Company, L.P. is a limited partnership organized under the laws of Delaware whose corporate parent is Loomis, Sayles & Company, Inc., a Massachusetts corporation. Loomis, Sayles & Company, Inc. is an indirect wholly-owned subsidiary of Nvest Companies, L.P. Nvest Companies, L.P.'s managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company, which in turn is a wholly-owned subsidiary of Metlife, Inc., a publicly traded company. Nvest Companies, L.P.'s advising general partner, Nvest L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

                     INVESTMENT ADVISORY AND OTHER SERVICES

    ADVISORY AGREEMENTS. Under each advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the relevant Fund and generally administers its affairs, subject to supervision by the Board of Trustees of the Trust. Loomis Sayles furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Funds, and certain administrative services. For these services, the advisory agreements provide that each Fund shall pay Loomis Sayles a monthly investment advisory fee at the following annual percentage rates of the particular Fund's average daily net assets:


FUND                                                            RATE
----                                                          --------
Loomis Sayles Aggessive Growth Fund.........................     .75%
Loomis Sayles Bond Fund.....................................     .60
Loomis Sayles Core Value Fund...............................     .50
Loomis Sayles Emerging Markets Fund.........................    1.25
Loomis Sayles Global Bond Fund..............................     .60
Loomis Sayles Global Technology Fund........................    1.00
Loomis Sayles Growth Fund...................................     .50
Loomis Sayles High Yield Fund...............................     .60
Loomis Sayles Intermediate Maturity Bond Fund...............     .40
Loomis Sayles International Equity Fund.....................     .75
Loomis Sayles Investment Grade Bond Fund....................     .40
Loomis Sayles Mid-Cap Value Fund............................     .75
Loomis Sayles Municipal Bond Fund...........................     .40*
Loomis Sayles Research Fund.................................     .75
Loomis Sayles Short-Term Bond Fund..........................     .25
Loomis Sayles Small Cap Growth Fund.........................     .75
Loomis Sayles Small Cap Value Fund..........................     .75
Loomis Sayles U.S. Government Securities Fund...............     .30
Loomis Sayles Worldwide Fund................................     .75


------------------------

* Loomis Sayles has contractually agreed to reduce the management fee for the Loomis Sayles Municipal Bond Fund to .30% through February 1, 2001.

    During the periods shown below, pursuant to the advisory agreements described above, Loomis Sayles received the following amount of investment advisory fees from each Fund (before voluntary fee reductions and expense assumptions) and bore the following amounts of fee reductions and expense assumptions for each Fund:


                                     FISCAL YEAR ENDED         FISCAL PERIOD ENDED         FISCAL YEAR ENDED
                                          12/31/97                   9/30/98*                   9/30/99
                                  ------------------------   ------------------------   ------------------------
                                               FEE WAIVERS                FEE WAIVERS                FEE WAIVERS
                                   ADVISORY    AND EXPENSE    ADVISORY    AND EXPENSE    ADVISORY    AND EXPENSE
              FUND                   FEES      ASSUMPTIONS      FEES      ASSUMPTIONS      FEES      ASSUMPTIONS
              ----                ----------   -----------   ----------   -----------   ----------   -----------
Loomis Sayles Aggressive Growth
  Fund..........................  $   11,993     $151,104    $   11,818     $109,517    $   51,041     $151,062
Loomis Sayles Bond Fund.........   5,460,675      197,170     6,920,645      112,593     9,494,667       39,426
Loomis Sayles Core Value Fund...     269,200       29,404       264,693       12,673       380,288       18,860
Loomis Sayles Global Bond Fund..     178,622      123,445       155,995       85,930       240,399       95,735
Loomis Sayles Growth Fund.......     174,976       74,929       114,917       52,384       139,736      110,695
Loomis Sayles High Yield Fund...      34,062      185,981        50,667      141,220       108,323      168,537
Loomis Sayles Intermediate
  Maturity Bond Fund............      17,125      147,955        25,473      122,162        40,062      154,766
Loomis Sayles International
  Equity Fund...................     705,111      178,102       451,871      124,877       543,750      179,012
Loomis Sayles Investment Grade
  Bond Fund.....................       8,585      162,568        12,300      119,899        40,491      167,270
Loomis Sayles Mid-Cap Value
  Fund..........................      18,691      158,363        23,688      117,826        34,645      157,358
Loomis Sayles Municipal Bond
  Fund..........................      34,082      102,318        28,142       77,070        34,119      111,048
Loomis Sayles Research Fund.....     N/A          N/A           N/A          N/A           N/A          N/A
Loomis Sayles Short-Term Bond
  Fund..........................      41,211      143,266        45,845       74,443        69,499      187,089
Loomis Sayles Small Cap Growth
  Fund..........................      24,894      170,503        67,049      117,517       379,428       75,249
Loomis Sayles Small Cap Value
  Fund..........................   1,581,667       12,741     1,981,662        5,254     2,941,342        6,827
Loomis Sayles U.S. Government
  Securities Fund...............      55,096       87,088        65,031       60,872        64,112       99,919
Loomis Sayles Worldwide Fund....      55,489      148,392        32,580      112,466        44,837      165,386


--------------

*   The fiscal year-end for each of the Funds changed to September 30 in 1998.

    The Trust pays the compensation of its trustees who are not directors, officers, or employees of Loomis Sayles or its affiliates (other than registered investment companies); registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and Prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing, and financial reporting, including related clerical expenses.

    Under each advisory agreement, if the total ordinary business expenses of a Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess. Loomis Sayles will not be required to reduce its fee or pay such expenses to an extent or under circumstances that would result in any Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the advisory agreements or in relevant state regulations and excludes brokerage commissions, taxes, interest, distribution-related expenses, and extraordinary expenses.

    As described in the Prospectuses, Loomis Sayles has agreed to certain additional, voluntary arrangements to limit Fund expenses. These arrangements may be modified or terminated by Loomis Sayles at any time.

    Each advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by Loomis Sayles upon ninety days' written notice, and each terminates automatically in the event of its assignment. In addition, each agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" and "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles.

    Each advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.


    Loomis Sayles acts as investment adviser or subadviser to New England Star Value Fund, New England Strategic Income Fund, New England Star Advisers Fund, New England Star Small Cap Fund, and New England Balanced Fund, which are series of New England Funds Trust I, a registered open-end management investment company; New England High Income Fund, a series of New England Funds Trust II, a registered, open-end management investment company; and the Loomis Sayles Small Cap Series of New England Zenith Fund, a registered open-end management investment company; and Loomis Sayles Investment Trust, a registered open-end management investment company. Loomis Sayles also provides investment advice to certain other open-end management investment companies and numerous other corporate and fiduciary clients.


    The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. Nvest Companies, L.P.'s managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company, a mutual life insurance company. Nvest Companies, L.P.'s advising general partner, Nvest L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

    Certain officers and trustees of the Trust also serve as officers, directors, and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Funds also invest. If a Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as adviser for the Funds outweighs the disadvantages, if any, that might result from these practices.

    DISTRIBUTION AGREEMENT AND RULE 12B-1 PLANS. Under an agreement with the Trust (the "Distribution Agreement"), Loomis Sayles Distributors, L.P., One Financial Center, Boston, Massachusetts 02111 (the "Distributor") serves as the general distributor of each class of shares of the Funds. Under this agreement, the Distributor is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing the Prospectuses to persons other than shareholders. The Funds pay the cost of registering and qualifying their shares under state and federal securities laws and the distribution of the Prospectuses to existing shareholders.

    As described in the Prospectuses, the Funds have adopted Rule 12b-1 plans ("Plans") for their Retail Class, Admin Class, and Class A shares. The Plans, among other things, permit the relevant classes of the Funds to pay the Distributor monthly fees, at annual rates not exceeding 0.25% of the assets of the Retail Class, Admin Class, and Class A, respectively, as compensation for its services as principal underwriter of the shares of these classes. Pursuant to Rule 12b-1 under the 1940 Act, each Plan (together with the Distribution Agreement) was approved by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreement (the "Independent Trustees"). The principal types of activities for which payments under these Plans may be made include payments to intermediaries for shareholder servicing, for no transaction fee or wrap programs, and for retirement plan record keeping. Payments under these Plans also may be made for activities such as advertising, printing, and mailing the Prospectuses to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying, or other financing charges.

    The following table provides information on the amount of fees paid by the Funds under these Plans during the past fiscal year.

                                                               12B-1 FEES
                                                               PAID BY THE
FUND/CLASS                                                        FUND
----------                                                    -------------
Loomis Sayles Aggressive Growth Fund
  Retail Class..............................................    $    536

Loomis Sayles Bond Fund
  Retail Class..............................................    $137,433
  Admin Class...............................................    $  3,323

Loomis Sayles Core Value Fund
  Retail Class..............................................    $  2,184

Loomis Sayles Global Bond Fund
  Retail Class..............................................    $ 15,884

Loomis Sayles Growth Fund
  Retail Class..............................................    $  1,521

Loomis Sayles Intermediate Maturity Bond Fund
  Retail Class..............................................    $  2,391

Loomis Sayles International Equity Fund
  Retail Class..............................................    $    416

                                                               12B-1 FEES
                                                               PAID BY THE
FUND/CLASS                                                        FUND
----------                                                    -------------
Loomis Sayles Investment Grade Bond Fund
  Retail Class..............................................    $  5,871

Loomis Sayles Mid-Cap Value Fund
  Retail Class..............................................    $    465

Loomis Sayles Research Fund.................................     N/A

Loomis Sayles Short-Term Bond Fund
  Retail Class..............................................    $  1,542

Loomis Sayles Small Cap Growth Fund
  Retail Class..............................................    $  9,021

Loomis Sayles Small Cap Value Fund
  Retail Class..............................................    $167,609
  Admin Class...............................................    $  7,110

Loomis Sayles Worldwide Fund
  Retail Class..............................................    $    269


    Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund to which the Plan relates. Each Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. Any change in any Plan that would materially increase the fees payable thereunder by the Retail Class, Admin Class, or Class A shares of a Fund requires approval of the Retail Class, Admin Class, or Class A shareholders of that Fund. The Trust's trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Plan provides that, for so long as that Plan is in effect, selection and nomination of those trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

    The Distribution Agreement may be terminated at any time with respect to a Fund on 60 days' written notice without payment of any penalty by the Trust or by vote of a majority of the outstanding voting securities of that Fund or by vote of a majority of the Independent Trustees.

    The Distribution Agreement and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees and (ii) by the vote of a majority of the Independent Trustees, in each case cast in person at a meeting called for that purpose.

    CUSTODIAL ARRANGEMENTS. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, State Street Bank receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Funds and calculates the total net asset value, total net income, and net asset value per share of each Fund on a daily basis.

    INDEPENDENT ACCOUNTANTS. The Trust's independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Funds' federal and state income tax returns, and consults with the Funds as to matters of accounting and federal and state income taxation. The information under the caption "Financial Highlights" included in the Prospectuses has been so included, and the financial statements incorporated by reference herein from the Funds' 1999 Annual Report have been so incorporated, in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

    In placing orders for the purchase and sale of portfolio securities for each Fund, Loomis Sayles always seeks the best price and execution. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of Loomis Sayles, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.


    Loomis Sayles selects only brokers or dealers that it believes are financially responsible, will provide efficient and effective services in executing, clearing, and settling an order, and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Funds, other than the Loomis Sayles Emerging Markets Fund, the Loomis Sayles High Yield Fund, the Loomis Sayles Global Technology Fund, the Loomis Sayles International Equity Fund, and the Loomis Sayles Worldwide Fund, will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker that do not contribute to the best price and execution of the transaction.


    Receipt of research services from brokers may sometimes be a factor in selecting a broker that Loomis Sayles believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation, and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Loomis Sayles' expenses. Such services may be used by Loomis Sayles in servicing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.

    LOOMIS SAYLES EMERGING MARKETS FUND, LOOMIS SAYLES GLOBAL TECHNOLOGY FUND, LOOMIS SAYLES HIGH YIELD FUND, LOOMIS SAYLES INTERNATIONAL EQUITY FUND, AND LOOMIS SAYLES WORLDWIDE FUND. In placing orders for the purchase and sale of securities for the Loomis Sayles Emerging Markets Fund, the Loomis Sayles Global Technology Fund, the Loomis Sayles High Yield Fund, the Loomis Sayles International Equity Fund, and the Loomis Sayles Worldwide Fund, Loomis Sayles follows the same policies as for the other Funds, except that Loomis Sayles may cause these Funds to pay a broker-dealer that provides brokerage and research services to Loomis Sayles an amount of commission for effecting a securities transaction for these Funds in excess of the amount another broker-dealer would have charged for effecting that transaction. Loomis Sayles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Loomis Sayles' overall responsibilities to the Trust and its other clients. Loomis Sayles' authority to cause these Funds to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.

    The following tables set forth, for the 1997 and 1999 fiscal years and the 1998 fiscal period (January 1, 1998 through September 30, 1998), respectively,
(1) the aggregate dollar amount of brokerage commissions paid on portfolio transactions during such period, (2) the dollar amount of transactions on which brokerage commissions were paid during such period that were directed to brokers providing research services ("directed transactions") and (3) the dollar amount of commissions paid on directed transactions during such period. Funds not listed in a table did not pay brokerage commissions during the relevant period.

                      FISCAL YEAR ENDED DECEMBER 31, 1997

                                                             (1)                          (3)
                                                          AGGREGATE        (2)        COMMISSIONS
                                                          BROKERAGE      DIRECTED     ON DIRECTED
FUND                                                     COMMISSIONS   TRANSACTIONS   TRANSACTIONS
----                                                     -----------   ------------   ------------
Loomis Sayles Aggressive Growth Fund...................   $  6,261     $     45,426     $    84
Loomis Sayles Core Value Fund..........................   $ 81,471     $ 22,718,537     $21,202
Loomis Sayles Growth Fund..............................   $ 81,395     $  3,200,161     $ 4,782
Loomis Sayles International Equity Fund................   $759,784     $220,336,814     $28,794
Loomis Sayles Mid-Cap Value Fund.......................   $  7,298     $     83,840     $   319
Loomis Sayles Small Cap Growth Fund....................   $  9,774     $    181,489     $   672
Loomis Sayles Small Cap Value Fund.....................   $579,295     $ 29,877,865     $71,938
Loomis Sayles Worldwide Fund...........................   $  9,953     $  4,261,122     $   489

                     FISCAL PERIOD ENDED SEPTEMBER 30, 1998
                     (JANUARY 1, 1998 - SEPTEMBER 30, 1998)

                                                              (1)                          (3)
                                                           AGGREGATE        (2)        COMMISSIONS
                                                           BROKERAGE      DIRECTED     ON DIRECTED
FUND                                                      COMMISSIONS   TRANSACTIONS   TRANSACTIONS
----                                                      -----------   ------------   ------------
Loomis Sayles Aggressive Growth Fund....................   $  5,336     $     4,300      $   256
Loomis Sayles Core Value Fund...........................   $ 76,841     $23,336,695      $27,893
Loomis Sayles Growth Fund...............................   $ 84,990     $   114,400      $ 6,864
Loomis Sayles International Equity Fund.................   $466,218     $ 6,619,778      $15,145
Loomis Sayles Mid-Cap Value Fund........................   $ 14,031     $   246,357      $   569
Loomis Sayles Small Cap Growth Fund.....................   $ 22,443     $   154,320      $   348
Loomis Sayles Small Cap Value Fund......................   $872,492     $42,599,200      $78,151
Loomis Sayles Worldwide Fund............................   $ 20,610     $ 3,333,161      $   520

                      FISCAL YEAR ENDED SEPTEMBER 30, 1999

                                                             (1)                          (3)
                                                          AGGREGATE        (2)        COMMISSIONS
                                                          BROKERAGE      DIRECTED     ON DIRECTED
FUND                                                     COMMISSIONS   TRANSACTIONS   TRANSACTIONS
----                                                     -----------   ------------   ------------
Loomis Sayles Aggressive Growth Fund...................  $    14,322   $   145,236      $   336
Loomis Sayles Core Value Fund..........................  $   115,040   $15,827,491      $21,747
Loomis Sayles Growth Fund..............................  $   137,480   $ 7,272,139      $ 8,616
Loomis Sayles International Equity Fund................  $   731,793   $ 3,476,533      $ 7,758
Loomis Sayles Mid-Cap Value Fund.......................  $ 2,380,584   $   492,747      $   750
Loomis Sayles Small Cap Growth Fund....................  $    80,746   $ 2,061,538      $ 5,511
Loomis Sayles Small Cap Value Fund.....................  $ 2,380,584   $ 8,248,982      $21,687
Loomis Sayles Worldwide Fund...........................  $    31,971   $   103,464      $   126

    The table below presents information regarding the securities of the Funds' regular broker-dealers that were held by the Funds as of September 30, 1999.

                                                                             % OF FUND'S
FUND                                                          MARKET VALUE     ASSETS
----                                                          ------------   -----------
Loomis Sayles Aggressive Growth Fund
    Charles Schwab..........................................   $   50,531       0.34%

Loomis Sayles Growth Fund
    Merrill Lynch...........................................   $  530,781       1.83%

Loomis Sayles Core Value Fund
    Bear Stearns............................................   $  576,575       0.84%
    Morgan Stanley..........................................   $  856,200       1.25%

Loomis Sayles Intermediate Maturity Bond Fund
    Credit Suisse (First Boston)............................   $   49,809       0.46%
    Lehman Brothers Inc.....................................   $  159,288       1.47%
    Morgan Stanley..........................................   $  191,092       1.77%

Loomis Sayles Investment Grade Bond Fund
    Lehman Brothers Inc.....................................   $  232,372       1.09%

Loomis Sayles Mid-Cap Value Fund
    Knight Trimark Group....................................   $  109,750       1.90%
    Lehman Brothers Inc.....................................   $   69,975       1.21%

Loomis Sayles Small Cap Value Fund
    Federated Investors Inc.................................   $3,417,225       0.86%

                            DESCRIPTION OF THE TRUST

    The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated February 20, 1991.

    The Declaration of Trust currently permits the trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses.

    The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses, and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all Funds.

    The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide any series of shares or Fund into various classes of shares with such dividend preferences and other rights as the trustees may designate. Shares of each Fund (other than the Loomis Sayles High Yield Fund, the Loomis Sayles Municipal Bond Fund, and the Loomis Sayles U.S. Government Securities Fund) are currently divided into two classes, designated Retail Class and Institutional Class shares. The Loomis Sayles Bond Fund and the Loomis Sayles Small Cap Value Fund offer a third class of shares designated Admin Class shares. The Loomis Sayles Aggressive Growth Fund and the Loomis Sayles Global Technology Fund offer an additional class of shares designated Class A shares, which have a front-end sales charge of up to 5.75%. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

    The Declaration of Trust provides for the perpetual existence of the Trust. The Declaration of Trust, however, provides that the trustees may terminate the Trust or any Fund upon written notice to the shareholders.

VOTING RIGHTS

    As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

    The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

    There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

    Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

    Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

    No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change, or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

    Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

    The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

HOW TO BUY SHARES

    The procedures for purchasing shares of each Fund are summarized in the Prospectuses under "General Information-How to Purchase Shares."

NET ASSET VALUE

    The net asset value of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. During the 12 months following the date of this Statement of Additional Information, the New York Stock Exchange is expected to be closed on the following weekdays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Equity securities listed on an established securities exchange or on the Nasdaq National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the closing bid price. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Board of Trustees on the basis of dealer-supplied quotations or otherwise, although the actual calculations may be made by persons acting pursuant to the direction of the board.

    Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of any Fund's portfolio securities occur during such period, then these securities may be valued at their fair value as determined in good faith by or in accordance with procedures approved by the trustees.

                              SHAREHOLDER SERVICES

OPEN ACCOUNTS

    A shareholder's investment in each Fund is automatically credited to an open account maintained for the shareholder by Boston Financial Data Services, Inc. ("BFDS"), the shareholder servicing agent for State Street Bank. Certificates representing shares are issued only upon written request to the shareholder servicing agent but are not issued for fractional shares. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year, the shareholder servicing agent will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

    The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated, or destroyed certificates.

    The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive notice before any such charges are made.

SYSTEMATIC WITHDRAWAL PLAN

    A Systematic Withdrawal Plan, referred to in the Prospectus under "General Information--How to Redeem Shares," provides for monthly, quarterly, semiannual, or annual withdrawal payments of $50 or more from the account of an eligible shareholder, as provided therein, provided that the account has a value of at least $25,000 at the time the plan is established.

    Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. All shares in an account that is subject to a Systematic Withdrawal Plan must be held in an open account rather than in certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

    Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Fund makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information regarding federal income taxes.

EXCHANGE PRIVILEGE

    Shareholders may redeem their shares of any Fund and have the proceeds applied on the same day to purchase shares of the same class of any other Fund or of certain money market funds advised by Nvest Funds Management, L.P., an affiliate of Loomis Sayles, as long as the investment minimum of the Fund into which the exchange is made is met. An exchange of shares of the Loomis Sayles Emerging Markets Fund and the Loomis Sayles High Yield Fund purchased within one year of such exchange will be subject to a redemption fee of 2.00% of the amount exchanged. For purposes of determining whether a redemption fee is payable with respect to shares of the Loomis Sayles Emerging Markets Fund and the Loomis Sayles High Yield Fund purchased by exchange of shares of another Fund, the one-year period shall be deemed to begin on the date of such purchase by exchange. Class A shares of the Loomis Sayles Aggressive Growth Fund and the Loomis Sayles Global Technology Fund can be exchanged into Class A shares of any series of Loomis Sayles Funds or New England Funds that offers Class A shares. This exchange privilege is summarized in the Prospectuses under "General Information--How to Exchange Shares."

    Exchanges may be effected by (1) making a telephone request by calling 800-626-9390, provided that a special authorization form is on file with BFDS or
(2) sending a written exchange request to BFDS accompanied by an account application for the appropriate Fund. The Trust reserves the right to modify this exchange privilege without prior notice. An exchange constitutes a sale of shares for federal income tax purposes on which the investor may realize a capital gain or loss.

IRAS

    IRAs may be established under a prototype plan made available by Loomis Sayles. These plans may be funded with shares of any Fund, although it is expected that shares of the Loomis Sayles Municipal Bond Fund would ordinarily not be an appropriate investment for these plans.

    All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from Loomis Sayles.

    Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

REDEMPTIONS

    The procedures for redemption of Fund shares are summarized in the Prospectuses under "General Information--How to Redeem Shares."

    Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions, or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectuses, a signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address for an account whose account registration has not changed in the past 30 days.

    If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to BFDS at 800-626-9390. When a telephone redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephone redemption requests must be received by BFDS prior to the close of regular trading on the New York Stock Exchange on a day when the Exchange is open for business. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted by BFDS, and a new request will be necessary.

    In order to redeem shares by telephone, a shareholder either must select this service when completing the Fund application or must do so subsequently in writing. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to BFDS a written request with a signature guarantee. Telephone redemptions may be made only if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, BFDS, Loomis Sayles Distributors, L.P., and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone.

    The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BFDS in proper form, less, in the case of the Loomis Sayles High Yield Fund and the Loomis Sayles Emerging Markets Fund, a redemption fee of 2.00% of the amount redeemed with respect to shares of that Fund redeemed within one (1) year of purchase, if applicable. Proceeds resulting from a written redemption request will normally be mailed to the shareholder within seven days after receipt of a request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where a shareholder has recently purchased shares by check and the check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

    Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

    A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long-term or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

    As described in the Prospectuses under "Dividends and Distributions," it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

    Income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the shareholder servicing agent (BFDS). In order for a change to be in effect for any dividend or distribution, it must be received by the shareholder servicing agent on or before the record date for such dividend or distribution.

    As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

    The Internal Revenue Service ("IRS") requires any Fund to withhold 31% of any redemption proceeds (including the value of shares exchanged) and of any income dividends and capital gain distributions in the following situations:

    - If you do not provide a correct, certified taxpayer identification number to the Fund.

    - If the IRS notifies the Fund that you have under reported your income in the past and thus are subject to backup withholding.

    - If you fail to certify to the Fund that you are not subject to such backup withholding.

    Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify as such and to qualify for the favorable tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) diversify its holdings so that at the end of each fiscal quarter (a) at least 50% of the value of its assets is invested in cash, U.S. Government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer and (b) not more than 25% of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

    An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which they were declared.

    Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund (other than "exempt-interest dividends" paid by the Loomis Sayles Municipal Bond Fund, as described in its Prospectus) whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gains (generally taxed at a rate of 20% for noncorporate shareholders), without regard to how long the shareholder has held shares of the Fund.

    Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur for shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

    The Loomis Sayles Emerging Markets Fund, the Loomis Sayles Global Bond Fund, the Loomis Sayles Global Technology Fund, the Loomis Sayles International Equity Fund, and the Loomis Sayles Worldwide Fund each may be eligible to make an election under Section 853 of the Code so that its shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the relevant Fund to foreign countries. The ability of shareholders of the Fund to claim a foreign tax credit is subject to certain limitations imposed by Section 904 of the Code, which in general limits for the amount of foreign tax that may be used to reduce a shareholder's U.S. tax liability to that amount of U.S. tax that would be imposed on the amount and type of income for which the foreign tax was paid. In addition, a shareholder must hold shares of the Fund (without protection from risk of loss) on the ex-dividend date and for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date in order to be eligible to claim a foreign credit for his or her share of these foreign taxes. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions. Also, under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income tax returns. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed to it a pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from United States taxation by virtue of such shareholder's tax-exempt status, and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income. The Loomis Sayles Emerging Markets Fund, the Loomis Sayles Global Bond Fund, the Loomis Sayles Global Technology Fund, the Loomis Sayles International Equity Fund, and the Loomis Sayles Worldwide Fund will notify shareholders each year of the amount of dividends and distributions and the shareholder's pro rata share of qualified taxes paid by each such Fund to foreign countries.

    Each Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

    Investment by a Fund in "passive foreign investment companies" could subject the Fund to U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

    If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

    A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

    Generally a Fund may designate dividends eligible for the dividends-received deduction only to the extent that such dividends are derived from dividends paid to the Fund with respect to which the Fund could have taken the dividends-received deduction if it had been a regular corporation. The dividends-received deduction is not available to non-corporate shareholders, Subchapter S corporations, or corporations that do not hold their shares for at least 46 days during the 90-day period beginning on the date that is 45 days before the ex-dividend date. The dividends-received deduction also is not available with respect to dividends derived from a Fund's investment in foreign securities or REITs.

    Redemptions and exchanges of each Fund's shares are taxable events, and, accordingly, shareholders may realize gains and losses on these transactions. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange, or redemption of Fund shares will be treated as short-term capital gain. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

    The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

    Dividends and distributions also may be subject to foreign, state, and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, foreign, or local taxes.

    The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). The IRS recently revised its regulations affecting the application to foreign investors of the back-up withholding tax rules. The new regulations will generally be effective for payments made on or after January 1, 2001 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in each Fund should consult their advisers with respect to the potential application of these new regulations.

                              FINANCIAL STATEMENTS

    The financial statements of each Fund included in the Trust's 1999 Annual Report, filed with the SEC on November 29, 1999, are incorporated by reference to such Report.

                     CALCULATION OF YIELD AND TOTAL RETURN

    YIELD. Yield with respect to a Fund will be computed by dividing the Fund's net investment income for a recent 30-day period by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend-paying portfolio securities. The Funds' yields will vary from time to time depending upon market conditions, the composition of the Funds' portfolios and operating expenses of the Trust allocated to each Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund.

    At any time in the future, yields may be higher or lower than past yields, and there can be no assurance that any historical results will continue.

    Investors in the Funds are specifically advised that the net asset value per share of each Fund may vary, just as yields for each Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of a Fund may result in the investor's misunderstanding the total return he or she may derive from that Fund.

    TOTAL RETURN. Total Return with respect to a Fund is a measure of the change in value of an investment in such Fund over the period covered and assumes that any dividends or capital gain distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested;

(2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

                            PERFORMANCE COMPARISONS

    YIELD AND TOTAL RETURN. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each of the Loomis Sayles Bond, Loomis Sayles Global Bond, Loomis Sayles High Yield, Loomis Sayles Intermediate Maturity Bond, Loomis Sayles Investment Grade Bond, Loomis Sayles Municipal Bond, Loomis Sayles Short-Term Bond, Loomis Sayles U.S. Government Securities, and Loomis Sayles Worldwide Funds may from time to time include the yield and/or total return of its shares in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements or information furnished to present or prospective shareholders (i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Standard & Poor's Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted or straight performance relative to other mutual funds in its broad investment class, and/or
(iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

    VOLATILITY. Each Fund may quote various measures of its volatility and benchmark correlation. In addition, a Fund may compare these measures to those of other funds and indices. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate the extent to which a Fund's returns change in ways similar to those of the benchmark. All measures of volatility and correlation are calculated using averages of historical data. Each Fund may utilize charts and graphs to present its volatility and average annual total return. Each Fund may also discuss or illustrate examples of interest rate sensitivity.

    LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including, but not limited to, year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

    STANDARD & POOR'S MICROPAL, INC. distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Standard & Poor's Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Standard & Poor's Micropal rankings cover a variety of performance periods, including, but not limited to, year-to-date, 1-year, 5-year, and 10-year performance. Standard & Poor's Micropal classifies mutual funds by investment objective and asset category.

    MORNINGSTAR, INC. distributes mutual fund ratings monthly. The ratings are divided into five groups: highest, above average, neutral, below average, and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year, and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.

    STANDARD & POOR'S SELECT FUNDS are funds selected by Standard & Poor's that have demonstrated above-average absolute and volatility-adjusted returns relative to funds with the same investment style, along with having investment management attributes that are consistent with the fund's investment style. Select Fund designation is based on a six-month moving average of three years of absolute and volatility-adjusted performance. A Select Fund designation does not address the market risk, credit risk, or counterparty risk of a fund, nor does it address a fund's suitability as a counterparty or obligor.

    VALUE LINE INVESTMENT SURVEY is an investment advisory service that ranks approximately 1,700 stocks for "timeliness" and safety. Using a computerized model based on earnings momentum, Value Line projects which stocks will have the best or worst relative price performance over the next 6 to 12 months. In addition, each stock is assigned a risk rating, which identifies the volatility of a stock's price behavior relative to the market average. The service also ranks all major industry groups for timeliness.

    CDA/WEISENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year, and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

    Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock and bond market performance, such as those listed below.

    CONSUMER PRICE INDEX. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

    DOW JONES INDUSTRIAL AVERAGE. The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks.

    LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX. The Lehman Brothers Government/Corporate Bond Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

    LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX. The Lehman Brothers Government/Corporate Intermediate Bond Index consists of those bonds held within the Lehman Brothers Government/Corporate Bond Index that have an average maturity of 1-10 years.

    LEHMAN BROTHERS 1-3 YEAR GOVERNMENT INDEX. The Index consists of fixed rate debt issues of the U.S. government or its agencies rated investment grade or higher with at least one year maturity and an outstanding par value of at least $100 million for U.S. government issues.

    LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX. The Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities of between one and three years.

    LEHMAN BROTHERS GOVERNMENT BOND INDEX. The Lehman Brothers Government Bond Index is composed of all publicly issued, non-convertible, domestic debt of the U.S. government or any of its agencies or quasi-federal corporations, or corporate debt guaranteed by the U.S. government.

    LEHMAN BROTHERS MUNICIPAL BOND INDEX. The Lehman Brothers Municipal Bond Index is computed from the prices of approximately 21,000 bonds consisting of roughly 30% revenue bonds, 30% government obligation bonds, 27% insured bonds, and 13% pre-refunded bonds.

    MSCI-EAFE INDEX. The MSCI-EAFE Index contains over 1,000 stocks from 20 different countries with Japan (approximately 50%), the United Kingdom, France, and Germany being the most heavily weighted.

    MSCI-EAFE EX-JAPAN INDEX. The MSCI-EAFE ex-Japan Index consists of all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

    MERRILL LYNCH HIGH YIELD MASTER INDEX. The Merrill Lynch High Yield Master Index consists of fixed-rate, coupon-bearing bonds with an outstanding par that is greater than or equal to $50 million, a maturity range greater than or equal to one year, and a rating of less than BBB/Baa3 but not in default.

    RUSSELL 2000 INDEX. The Russell 2000 Index is comprised of the 2,000 smallest companies included in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.

    RUSSELL MID-CAP GROWTH INDEX. The Russell Mid-Cap Growth Index is a market capitalization weighted index of medium capitalization stocks determined by Russell to be growth stocks as measured by their price-to-book ratios and forecasted growth values.

    SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX. The Salomon Brothers World Government Bond Index includes a broad range of institutionally traded fixed-rate government securities issued by the national governments of 17 countries, including the United States. The index generally excludes floating-or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds), and private-placement type securities.

    STANDARD & POOR'S/BARRA GROWTH INDEX. The Standard & Poor's/Barra Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

    STANDARD & POOR'S/BARRA VALUE INDEX. The Standard & Poor's/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

    STANDARD & POOR'S ("S&P") MID-CAP 400 INDEX. The S&P Mid-Cap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is market-weighted (stock price times shares outstanding) with each stock affecting the index in proportion to its value. The index is comprised of industrial, utility, financial, and transportation stocks, in size order.

    STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (THE "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation, and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

    From time to time, articles about the Funds regarding performance, rankings, and other characteristics of the Funds may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of Loomis Sayles who have portfolio management responsibility may also be used in the Funds' promotional literature. For additional information about the Funds' advertising and promotional literature, see Appendix B.

                              INSTITUTIONAL CLASS

                               PERFORMANCE DATA*

    The manner in which total return and yield of the Funds will be calculated for public use is described above. The table summarizes the calculation of total return and yield for Institutional Class shares of the Funds, where applicable,
(i) for the one-year period ended September 30, 1999, (ii) for the three-year period ended September 30, 1999, (iii) for the five-year period ended
September 30, 1999, (iv) from modified inception through September 30, 1999, and
(v) from actual inception through September 30, 1999.


                                                          AVERAGE ANNUAL TOTAL RETURN
                                    -----------------------------------------------------------------------
                                                          FOR THE
                                               FOR THE     THREE-     FOR THE       FROM           FROM
                                    CURRENT    ONE-YEAR     YEAR     FIVE-YEAR    MODIFIED        ACTUAL
                                      SEC       PERIOD     PERIOD     PERIOD     INCEPTION**   INCEPTION***
                                    YIELD AT    ENDED      ENDED       ENDED       THROUGH       THROUGH
FUND                                9/30/99    9/30/99    9/30/99     9/30/99      9/30/99       9/30/99
----                                --------   --------   --------   ---------   -----------   ------------
Loomis Sayles Aggressive Growth
  Fund............................    N/A        97.94%     N/A        N/A          33.66%        33.66%
Loomis Sayles Bond Fund...........    8.45%       7.61%     8.22%     11.48%        11.95%        11.83%
Loomis Sayles Core Value Fund.....    N/A        10.51%    14.20%     16.59%        13.50%        14.13%
Loomis Sayles Emerging Markets
  Fund............................    N/A        N/A        N/A        N/A          N/A           N/A
Loomis Sayles Global Bond Fund....    6.58%      14.19%     7.23%     11.24%         9.13%         9.05%
Loomis Sayles Global Technology
  Fund............................    N/A        N/A        N/A        N/A          N/A           N/A
Loomis Sayles Growth Fund.........    N/A        30.91%    16.62%     18.74%        14.16%        14.94%
Loomis Sayles High Yield Fund.....   12.01%      21.03%     5.01%      N/A           5.01%         5.37%
Loomis Sayles Intermediate
  Maturity Bond Fund..............    7.41%       2.98%     N/A        N/A           4.69%         4.69%
Loomis Sayles International Equity
  Fund............................    N/A        31.96%    10.32%      9.41%         9.56%         9.48%
Loomis Sayles Investment Grade
  Bond Fund.......................    7.52%       6.53%     N/A        N/A           7.51%         7.51%
Loomis Sayles Mid-Cap Value Fund..    N/A        12.86%     N/A        N/A           8.38%         8.38%
Loomis Sayles Municipal Bond
  Fund............................    4.75%      (2.83)%    5.07%      6.06%         6.53%         6.55%
Loomis Sayles Research Fund.......    N/A        N/A        N/A        N/A          N/A           N/A
Loomis Sayles Short-Term Bond
  Fund............................    6.98%       1.77%     5.94%      6.27%         5.65%         5.64%
Loomis Sayles Small Cap Growth
  Fund............................    N/A        70.30%     N/A        N/A          22.98%        22.98%
Loomis Sayles Small Cap Value
  Fund............................    N/A        12.80%     9.35%     14.70%        15.77%        15.97%
Loomis Sayles U.S. Government
  Securities Fund.................    6.21%      (3.50)%    7.57%      8.63%         8.78%         8.77%
Loomis Sayles Worldwide Fund......    N/A        27.82%     7.61%      N/A           7.62%         7.70%


--------------

* Performance (for other than (i) the one-year and five-year periods for the Loomis Sayles Bond Fund and (ii) the one-year, three-year, and five-year periods for the Loomis Sayles Core Value and Loomis Sayles Small Cap Value Funds) would have been lower if a portion of the management fee had not been waived by Loomis Sayles. In the absence of this limitation, actual yield and total return would have been as follows:

                                                            AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------
                                                            FOR THE
                                                 FOR THE     THREE-     FOR THE       FROM           FROM
                                      CURRENT    ONE-YEAR     YEAR     FIVE-YEAR    MODIFIED        ACTUAL
                                        SEC       PERIOD     PERIOD     PERIOD     INCEPTION**   INCEPTION***
                                      YIELD AT    ENDED      ENDED       ENDED       THROUGH       THROUGH
FUND                                  9/30/99    9/30/99    9/30/99     9/30/99      9/30/99       9/30/99
----                                  --------   --------   --------   ---------   -----------   ------------
Loomis Sayles Aggressive Growth
  Fund..............................    N/A       94.07%      N/A        N/A          25.23%        25.23%
Loomis Sayles Bond Fund.............    8.45%      7.61%      8.21%     11.48%        11.76%        11.65%
Loomis Sayles Core Value Fund.......    N/A       10.51%     14.20%     16.59%        13.24%        13.88%
Loomis Sayles Emerging Markets
  Fund..............................    N/A        N/A        N/A        N/A          N/A           N/A
Loomis Sayles Global Bond Fund......    6.39%     13.97%      6.85%     10.96%         8.48%         8.42%
Loomis Sayles Global Technology
  Fund..............................    N/A        N/A        N/A        N/A          N/A           N/A
Loomis Sayles Growth Fund...........    N/A       30.48%     16.38%     18.59%        14.04%        14.84%
Loomis Sayles High Yield Fund.......   11.26%     19.75%    (1.35)%      N/A         (1.35)%       (0.91)%
Loomis Sayles Intermediate Maturity
  Bond Fund.........................    6.09%      1.57%      N/A        N/A           2.29%         2.29%
Loomis Sayles International Equity
  Fund..............................    N/A       31.67%     10.12%      9.29%         8.99%         8.92%
Loomis Sayles Investment Grade Bond
  Fund..............................    6.12%      4.06%      N/A        N/A           2.20%         2.20%
Loomis Sayles Mid-Cap Value Fund....    N/A        9.47%      N/A        N/A           3.46%         3.46%
Loomis Sayles Municipal Bond Fund...    3.64%    (3.89)%      3.40%      4.51%         0.90%         0.91%
Loomis Sayles Research Fund.........    N/A        N/A        N/A        N/A          N/A           N/A
Loomis Sayles Short-Term Bond
  Fund..............................    6.61%      1.16%      5.30%      5.81%         4.81%         4.82%
Loomis Sayles Small Cap Growth
  Fund..............................    N/A       70.11%      N/A        N/A          20.22%        20.22%
Loomis Sayles Small Cap Value
  Fund..............................    N/A       12.80%      9.35%     14.70%        15.63%        15.83%
Loomis Sayles U.S. Government
  Securities Fund...................    5.39%    (3.99)%      6.96%      8.16%         8.13%         8.13%
Loomis Sayles Worldwide Fund........    N/A       24.68%      4.25%      N/A           4.58%         4.74%


--------------

** Periods less than one year are not annualized. For the Loomis Sayles Aggressive Growth Fund, Loomis Sayles Mid-Cap Value Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Intermediate Maturity Bond Fund, and Loomis Sayles Investment Grade Bond Fund, the modified inception date is December 31, 1996. For the Loomis Sayles Short-Term Bond Fund, the modified inception date is August 31, 1992, for the Loomis Sayles Worldwide Fund--May 31, 1996, for the Loomis Sayles High Yield Fund--September 30, 1996, and for all other Funds--May 31, 1991.

*** Actual Inception Dates:


Loomis Sayles Aggressive Growth Fund....................  December 31, 1996
Loomis Sayles Bond Fund.................................  May 16, 1991
Loomis Sayles Core Value Fund...........................  May 13, 1991
Loomis Sayles Emerging Markets Fund.....................  November 9, 1999
Loomis Sayles Global Bond Fund..........................  May 10, 1991
Loomis Sayles Global Technology Fund....................  February 1, 2000
Loomis Sayles Growth Fund...............................  May 16, 1991
Loomis Sayles High Yield Fund...........................  September 11, 1996
Loomis Sayles Intermediate Maturity Bond Fund...........  December 31, 1996
Loomis Sayles International Equity Fund.................  May 10, 1991
Loomis Sayles Investment Grade Bond Fund................  December 31, 1996
Loomis Sayles Mid-Cap Value Fund........................  December 31, 1996
Loomis Sayles Municipal Bond Fund.......................  May 29, 1991
Loomis Sayles Research Fund.............................  August 1, 2000
Loomis Sayles Short-Term Bond Fund......................  August 3, 1992
Loomis Sayles Small Cap Value Fund......................  May 13, 1991
Loomis Sayles Small Cap Growth Fund.....................  December 31, 1996
Loomis Sayles U.S. Government Securities Fund...........  May 21, 1991
Loomis Sayles Worldwide Fund............................  May 1, 1996

                                  RETAIL CLASS

                               PERFORMANCE DATA*

    The manner in which total return and yield of the Funds will be calculated for public use is described above. This table summarizes the calculation of total return and yield for Retail Class shares of the Funds, where applicable,
(i) for the one-year period ended September 30, 1999 and (ii) since actual inception through September 30, 1999.


                                                                               AVERAGE ANNUAL
                                                                                TOTAL RETURN
                                                                         --------------------------
                                                              CURRENT      FOR THE      FROM ACTUAL
                                                                SEC        ONE-YEAR     INCEPTION**
                                                              YIELD AT   PERIOD ENDED     THROUGH
FUND                                                          9/30/99      9/30/99        9/30/99
----                                                          --------   ------------   -----------
Loomis Sayles Aggressive Growth Fund........................   N/A          97.45%         33.33%
Loomis Sayles Bond Fund.....................................   8.43%         7.30%          6.63%
Loomis Sayles Core Value Fund...............................   N/A          10.18%         11.62%
Loomis Sayles Emerging Markets Fund.........................   N/A          N/A            N/A
Loomis Sayles Global Bond Fund..............................   6.34%        13.84%          5.86%
Loomis Sayles Global Technology Fund........................   N/A          N/A            N/A
Loomis Sayles Growth Fund...................................   N/A          30.56%         15.68%
Loomis Sayles Intermediate Maturity Bond Fund...............   7.15%         2.62%          4.44%
Loomis Sayles International Equity Fund.....................   N/A          31.56%          7.89%
Loomis Sayles Investment Grade Bond Fund....................   7.28%         6.23%          7.24%
Loomis Sayles Mid-Cap Value Fund............................   N/A          12.51%          8.08%
Loomis Sayles Research Fund.................................   N/A          N/A            N/A
Loomis Sayles Short-Term Bond Fund..........................   6.74%         1.41%          5.39%
Loomis Sayles Small Cap Growth Fund.........................   N/A          69.90%         22.72%
Loomis Sayles Small Cap Value Fund..........................   N/A          12.39%          6.23%
Loomis Sayles Worldwide Fund................................   N/A          27.59%          5.92%


--------------

* Performance (for other than the one-year period for the Loomis Sayles Small Cap Value Fund) would have been lower if a portion of the management fee had not been waived by Loomis Sayles. In the absence of this limitation, actual yield and total return would have been as follows:

                                                                               AVERAGE ANNUAL
                                                                                TOTAL RETURN
                                                                         --------------------------
                                                              CURRENT      FOR THE      FROM ACTUAL
                                                                SEC        ONE-YEAR     INCEPTION**
                                                              YIELD AT   PERIOD ENDED     THROUGH
FUND                                                          9/30/99      9/30/99        9/30/99
----                                                          --------   ------------   -----------
Loomis Sayles Aggressive Growth Fund........................   N/A           82.05%        (13.80%)
Loomis Sayles Bond Fund.....................................   8.40%          7.26%          6.52%
Loomis Sayles Core Value Fund...............................   N/A            7.70%          8.13%
Loomis Sayles Emerging Markets Fund.........................   N/A          N/A            N/A
Loomis Sayles Global Bond Fund..............................   5.92%         13.32%          4.95%
Loomis Sayles Global Technology Fund........................   N/A          N/A            N/A
Loomis Sayles Growth Fund...................................   N/A           26.21%          7.25%
Loomis Sayles Intermediate Maturity Bond Fund...............   4.90%         (0.53%)        (4.43%)
Loomis Sayles International Equity Fund.....................   N/A           16.98%         (7.81%)
Loomis Sayles Investment Grade Bond Fund....................   5.90%          3.68%          0.21%
Loomis Sayles Mid-cap Value Fund............................   N/A           (1.41%)       (16.74%)
Loomis Sayles Research Fund.................................   N/A          N/A            N/A
Loomis Sayles Short-term Bond Fund..........................   3.93%         (2.33%)        (5.54%)
Loomis Sayles Small Cap Growth Fund.........................   N/A           68.96%         18.32%
Loomis Sayles Small Cap Value Fund..........................   N/A           12.39%          6.19%
Loomis Sayles Worldwide Fund................................   N/A            3.32%        (62.95%)


--------------

** The actual inception date for the Retail Class of each of the Funds, except the Loomis Sayles Emerging Markets Fund and the Loomis Sayles Global Technology Fund, is December 31, 1996. The actual inception dates for the Retail Class of the Loomis Sayles Emerging Markets Fund and the Loomis Sayles Global Technology Fund are May 9, 2000 and February 1, 2000, respectively.

                                  ADMIN CLASS

                               PERFORMANCE DATA*

    The manner in which total return and yield of the Funds will be calculated for public use is described above. This table summarizes the calculation of total return and yield for Admin Class shares of the Funds, where applicable,
(i) for the one-year period ended September 30, 1999, (ii) from modified inception through September 30, 1999, and (iii) from actual inception through September 30, 1999.

                                                                       AVERAGE ANNUAL TOTAL RETURN
                                                                   ------------------------------------
                                                                   FOR THE       FROM          FROM
                                                        CURRENT    ONE-YEAR    MODIFIED       ACTUAL
                                                          SEC       PERIOD    INCEPTION**   INCEPTION**
                                                        YIELD AT    ENDED       THROUGH       THROUGH
FUND                                                    9/30/99    9/30/99      9/30/99       9/30/99
----                                                    --------   --------   -----------   -----------
Loomis Sayles Bond Fund...............................   8.16%       7.11%        2.66%         3.23%
Loomis Sayles Small Cap Value Fund....................   N/A        12.03%       (2.64%)       (3.79%)

--------------

* Performance would have been lower if a portion of the management fee had not been waived by Loomis Sayles. In the absence of this limitation, actual yield and total return would have been as follows:

                                                                       AVERAGE ANNUAL TOTAL RETURN
                                                                   ------------------------------------
                                                                   FOR THE       FROM          FROM
                                                        CURRENT    ONE-YEAR    MODIFIED       ACTUAL
                                                          SEC       PERIOD    INCEPTION**   INCEPTION**
                                                        YIELD AT    ENDED       THROUGH       THROUGH
FUND                                                    9/30/99    9/30/99      9/30/99       9/30/99
----                                                    --------   --------   -----------   -----------
Loomis Sayles Bond Fund...............................   7.64%       5.90%       (1.21%)       (0.50%)
Loomis Sayles Small Cap Value Fund....................   N/A        11.80%       (4.22%)       (5.28%)

--------------

** The modified and actual inception dates for the Admin Class of the Loomis Sayles Bond Fund and the Loomis Sayles Small Cap Value Fund are January 31, 1998 and January 2, 1998, respectively.

                                   APPENDIX A

           PUBLICATIONS AND OUTLETS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates

Adam Smith's Money World

America Online

Anchorage Daily News

Atlanta Constitution

Atlanta Journal

Arizona Republic

Austin American Statesman

Baltimore Sun

Bank Investment Marketing

Barron's

Bergen County Record (NJ)

Bloomberg Business News

Bond Buyer

Boston Business Journal

Boston Globe

Boston Herald

Broker World

Business Radio Network

Business Week

CBS and affiliates

CDA Investment Technologies

CFO

Changing Times

Chicago Sun Times

Chicago Tribune

Christian Science Monitor

Christian Science Monitor News Service

Cincinnati Enquirer

Cincinnati Post

CNBC

CNN

Columbus Dispatch

CompuServe

Dallas Morning News

Dallas Times-Herald

Denver Post

Des Moines Register

Detroit Free Press

Donoghues Money Fund Report

Dorfman, Dan (syndicated column)

Dow Jones News Service

Economist

FACS of the Week

Fee Adviser

Financial News Network

Financial Planning

Financial Planning on Wall Street

Financial Research Corp.

Financial Services Week

Financial World

Fitch Insights

Forbes

Fort Worth Star-Telegram

Fortune

Fox Network and affiliates

Fund Action

Fund Decoder

Global Finance

(the) Guarantor

Hartford Courant

Houston Chronicle

INC

Indianapolis Star

Individual Investor

Institutional Investor

International Herald Tribune

Internet

Investment Advisor

Investment Company Institute

Investment Dealers Digest

Investment Profiles

Investment Vision

Investor's Daily

IRA Reporter

Journal of Commerce

Kansas City Star

KCMO (Kansas City)

KOA-AM (Denver)

LA Times

Leckey, Andrew (syndicated column)

Life Association News

Lifetime Channel

Miami Herald

Milwaukee Sentinel

Money Magazine

Money Maker

Money Management Letter

Morningstar

Mutual Fund Market News

Mutual Funds Magazine

National Public Radio

National Underwriter

NBC and affiliates

New England Business

New England Cable News

New Orleans Times-Picayune

New York Daily News

New York Times

Newark Star Ledger

Newsday

Newsweek

Nightly Business Report

Orange County Register

Orlando Sentinel

Palm Beach Post

Pension World

Pensions and Investments

Personal Investor

Philadelphia Inquirer

Porter, Sylvia (syndicated column)

Portland Oregonian

Prodigy

Public Broadcasting Service

Quinn, Jane Bryant (syndicated column)

Registered Representative

Research Magazine

Resource

Reuters

Rocky Mountain News

Rukeyser's Business (syndicated column)

Sacramento Bee

San Diego Tribune

San Francisco Chronicle

San Francisco Examiner

San Jose Mercury

Seattle Post-Intelligencer

Seattle Times

Securities Industry Management

Smart Money

St. Louis Post Dispatch

St. Petersburg Times

Standard & Poor's Outlook

Standard & Poor's Stock Guide

Stanger's Investment Advisor

Stockbroker's Register

Strategic Insight

Tampa Tribune

Time

Tobias, Andrew (syndicated column)

Toledo Blade

US News and World Report

USA Today

USA TV Network

Value Line

Wall Street Journal

Wall Street Letter

Wall Street Week

Washington Post

WBZ

WBZ-TV

WCVB-TV

WEEI

WHDH

Worcester Telegram

World Wide Web

Worth Magazine

WRKO

                                   APPENDIX B

                     ADVERTISING AND PROMOTIONAL LITERATURE

    Loomis Sayles Funds' advertising, sales literature, communications to shareholders and other promotional material may include, but is not limited to:

        A total return figure or modified inception date that more accurately compares a Fund's performance with other measures of investment return such as data published by Lipper Analytical Services, Inc. or with the performance of any other index.

        Hypothetical calculations of a Fund's aggregate total return for a period of time assuming the investment of a particular investment in shares of a Fund and assuming the reinvestment of all dividends and distributions.

        Specific and general investment philosophies, objectives, strategies, processes and techniques.

        Discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, and the advantages and disadvantages of investing in tax-deferred and taxable investments).

        Discussions of economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation, sources of information, economic models, forecasts, data services utilized, consulted or considered in the course of providing advisory or other services, as well as historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities.

        A summary of the substance of information contained in shareholder reports (including the investment composition of a Fund by investment, industry sector and country weighting), as well as the views of Loomis Sayles as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. This information may be updated as of a current date (such as the date of the performance data, if any).

        Charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds.

        A discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments.

        Inclusion of symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

        Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors, and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants, and firms with whom Loomis Sayles may or may not have a relationship.

        Specific and general reference to comparative ratings, rankings, and other forms of evaluation as well as statistics regarding the Funds as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations, and publications.

    In addition, Loomis Sayles Funds' advertising, sales literature, communications to shareholders and other promotional material may include, but is not limited to, discussions of the following information:

        Loomis Sayles Funds' participation in wrap fee and no transaction fee programs

        Loomis Sayles Funds' and Loomis Sayles' website

        Loomis Sayles publications, including fact sheets for each Fund,

        Characteristics of Loomis Sayles, including the number and locations of its offices, its investment practices and clients, and assets under management

        Industry conferences at which Loomis Sayles participates

        Current capitalization, levels of profitability, and other financial information

        Identification of portfolio managers, researchers, economists, principals, and other staff members and employees and descriptions of Loomis Sayles' resources devoted to such staff

        The specific credentials of the above individuals, including but not limited to previous employment, current, and past positions, titles and duties performed, industry experience, educational background and degrees, awards, and honors

        The types of clients Loomis Sayles advises, and specific identification of, and general reference to, current individual, corporate, and institutional clients, including pension and profit sharing plans

        Loomis Sayles' method of operation, personnel, internal work environment, procedure and philosophy

        Current and historical statistics relating to:

        --total dollar amount of assets managed

        --Loomis Sayles assets managed in total and by Fund

        --the growth of assets

        --asset types managed

    Loomis Sayles Funds' tag line--"Listening Harder, Delivering More"--and statements that and examples of how Loomis Sayles Funds listens to its clients and works hard to deliver results that exceed their expectations.

PART C.  OTHER INFORMATION


ITEM 23.   EXHIBITS

(a)       Agreement and Declaration of Trust. (5)

(b)       By-Laws. (5)

(c)       Not applicable.

(d)(1) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Bond Fund, and Loomis, Sayles & Company, L.P. (7)

(d)(2) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Core Value Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(3) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Emerging Markets Fund, and Loomis, Sayles & Company, L.P. (9)

(d)(4) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Global Bond Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(5) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Global Technology Fund, and Loomis, Sayles & Company, L.P. is filed herein.

(d)(6) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Growth Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(7) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles High Yield Fund, and Loomis, Sayles & Company, L.P. (2)

(d)(8) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Intermediate Maturity Bond Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(9) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles International Equity Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(10) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Investment Grade Bond Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(11) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Managed Bond Fund, and Loomis, Sayles & Company, L.P.
          (6)

(d)(12) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Aggressive Growth Fund, formerly known as the Loomis Sayles Mid-Cap Growth Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(13) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Mid-Cap Value Fund, and Loomis, Sayles & Company, L.P.
          (3)

(d)(14) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Municipal Bond Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(15) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Short-Term Bond Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(16) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Small Cap Growth Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(17) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Small Cap Value Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(18) Form of Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of its Loomis Sayles U.S. Government Securities Fund, and Loomis, Sayles & Company, L.P. (7)

(d)(19) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Worldwide Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(20) Advisory Agreement between Registrant, on behalf of its Loomis Sayles Research Fund and Loomis, Sayles & Company, L.P. to be filed by subsequent Amendment.

(e)       Form of Amended and Restated Distribution Agreement is filed herein.

(f)       Not Applicable.

(g)(1)    Form of Custodian Agreement. (5)

(g)(2) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Short-Term Bond Fund. (4)

(g)(3) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles High Yield Fund. (4)

(g)(4) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Intermediate Maturity Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles

          Aggressive Growth Fund (formerly known as Loomis Sayles Mid-Cap Growth
          Fund), Loomis Sayles Mid-Cap Value Fund, and Loomis Sayles Small Cap Growth Fund. (4)

(g)(5) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Worldwide Fund. (4)

(g)(6) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Managed Bond Fund. (7)

(g)(7) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement and the Transfer Agency and Service Agreement to Loomis Sayles Global Technology Fund. (10)

(g)(8) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Emerging Markets Fund. (10)

(g)(9) Letter Agreement between Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement and Transfer Agency and Service Agreement to Loomis Sayles Research Fund, to be filed by subsequent amendment.

(h)(1) Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (5)

(h)(2) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles Short-Term Bond Fund. (4)

(h)(3) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles High Yield Fund and Loomis Sayles Worldwide Fund. (4)

(h)(4) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles Intermediate Maturity Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Aggressive Growth Fund (formerly known as Loomis Sayles Mid-Cap Growth Fund), Loomis Sayles Mid-Cap Value Fund, and Loomis Sayles Small Cap Growth Fund. (4)

(h)(5) See Exhibit (g)(7) for Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles Global Technology Fund.

(h)(6) Form of Transfer Agency and Service Agreement between the Registrant, on behalf of its Loomis Sayles Emerging Markets Fund, Class J shares of Loomis Sayles

          Investment Grade Bond Fund, and the Loomis Sayles Managed Bond Fund, and State Street Bank and Trust Company. (10)

(i)       Opinion and Consent of Counsel to be filed by subsequent amendment.

(j) Consent of PricewaterhouseCoopers LLP to be filed by subsequent amendment.

(k)       Not Applicable.

(l)(1)    Investment Representation Regarding Initial Shares. (5)

(l)(2)    Form of Organizational Expense Reimbursement Agreement. (5)

(m)(1)    Form of Distribution Plan for Retail Class shares. (3)

(m)(2)    Form of Distribution Plan for Admin Class shares. (5)

(m)(3) Form of Service and Distribution Plan relating to Loomis Sayles Managed Bond Fund. (6)

(m)(4) Form of Service and Distribution Plan relating to Class J shares of Loomis Sayles Investment Grade Bond Fund. (8)

(m)(5) Form of Distribution Plan for Class A shares of Loomis Sayles Aggressive Growth Fund. (10)

(m)(6) Form of Distribution Plan for Class A shares of Loomis Sayles Global Technology Fund is filed herein.

(n)       Amended and Restated Rule 18f-3(d) Plan is filed herewith.

(o)(1)    Powers of Attorney for Daniel J. Fuss, Richard S. Holway, and Michael
          T. Murray. (1)

(o)(2)    Power of Attorney for Joseph Alaimo. (9)

(p)       Code of Ethics

-------------------------------------------------------------------------------

(1) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 7 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on February 16, 1996.

(2) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on August 30, 1996.

(3) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on October 9, 1996.

(4) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on March 10, 1997.

(5) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on October 31, 1997.

(6) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 15 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on August 5, 1998.

(7) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on November 30, 1998.

(8) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on April 12, 1999.

(9) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on November 19, 1999.

(10) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 24 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on January 26, 2000.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 25.   INDEMNIFICATION

Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a) hereto) and Article 4 of the Registrant's By-Laws (Exhibit (b) hereto) provide for indemnification of its trustees and officers. The effect of these provisions is to provide indemnification for each of the Registrant's trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated not to have acted in good faith and in the reasonable belief that such trustee's or officer's action was in the best interest of the Registrant, and except that no trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such trustee's or officer's office.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the investment adviser of the Registrant, provides investment advice to the nine series of Loomis Sayles Investment Trust, five series of New England Funds Trust I, one series of New England Funds Trust II, and one series of New England Zenith Funds, all of which are registered investment companies, and to other registered investment companies, organizations, and individuals.

The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Inc., One Financial Center, Boston, Massachusetts 02111.

ITEM 27.   PRINCIPAL UNDERWRITERS

The Registrant's principal underwriter is Loomis Sayles Distributors, L.P., the sole general partner of which is Loomis Sayles Distributors, Inc. Loomis Sayles is a limited partner of Loomis Sayles Distributors, L.P. Each of these entities is located at One Financial Center, Boston, Massachusetts 02111.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The following companies maintain possession of the documents required by the specified rules:

(a)          Registrant
             Rule 31a-1(b)(4), (9), (10), (11)
             Rule 31a-2(a)

(b)          State Street Bank and Trust Company
             225 Franklin Street
             Boston, MA 02110
             Rule 31a-1(a)
             Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)
             Rule 31a-2(a)

(c)          Loomis, Sayles & Company, L.P.
             One Financial Center
             Boston, MA  02111
             Rule 31a-1(f)
             Rule 31a-2(e)

(d)          Loomis Sayles Distributors, L.P.
             One Financial Center
             Boston, MA 02111
             Rule 31a-1(d)
             Rule 31a-2(c)

ITEM 29.   MANAGEMENT SERVICES

Not applicable.

ITEM 30.   UNDERTAKINGS

Not applicable.

                              ********************

                                     NOTICE

A copy of the Agreement and Declaration of Trust of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and the Clerk of the City of Boston and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by officers of the Registrant as officers and not individually and by its Trustees as trustees and not individually and that the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this amendment pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, The Commonwealth of Massachusetts, on the 18th day of May, 2000.


                                                LOOMIS SAYLES FUNDS

                                                By:  DANIEL J. FUSS*
                                                ------------------------------
                                                     Daniel J. Fuss, President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                       DATE

DANIEL J. FUSS*             President and Trustee       May 18, 2000
------------------------
Daniel J. Fuss

MARK W. HOLLAND             Treasurer                   May 18, 2000
------------------------
Mark W. Holland

JOSEPH ALAIMO*              Trustee                     May 18, 2000
------------------------
Joseph Alaimo

RICHARD S. HOLWAY*          Trustee                     May 18, 2000
------------------------
Richard S. Holway

MICHAEL T. MURRAY*          Trustee                     May 18, 2000
------------------------
Michael T. Murray

                            Trustee                     May 18, 2000
-------------------------
Paul G. Chenault



*By:     MARK W. HOLLAND
         ------------------------
         Mark W. Holland, Attorney-in-fact
         May 18, 2000

                                INDEX TO EXHIBITS

                 99.(n) Amended and Restated 18f-3(d) Plan
                 99.(p) Code of Ethics of Loomis, Sayles & Company, L.P.







                                      -10-